    As filed with the Securities and Exchange Commission on June 2, 2000

                                            REGISTRATION NOS. 33-44021; 811-6477

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT

                                     UNDER


                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 16                      /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER

                       THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 16                              /X/
                       [Check appropriate box or boxes.]


                            ------------------------

                             SM&R INVESTMENTS, INC.
               [Exact Name of Registrant as Specified in Charter]

         2450 SOUTH SHORE BOULEVARD, SUITE 400, LEAGUE CITY, TEXAS 77573

              [Address of Principal Executive Offices] [Zip Code]

       Registrant's Telephone Number, Including Area Code (281) 334-2469

         NAME AND ADDRESS OF
          AGENT FOR SERVICE:                          WITH COPY TO:

          TERESA E. AXELSON                          JERRY L. ADAMS
 2450 SOUTH SHORE BOULEVARD, SUITE 400         GREER, HERZ & ADAMS, L.L.P.
       LEAGUE CITY, TEXAS 77573                     ONE MOODY PLAZA
                                                 GALVESTON, TEXAS 77550


It is proposed that this filing will become effective (check appropriate box):


    / /    immediately upon filing pursuant to paragraph (b) of Rule 485
    / /    on (date) pursuant to paragraph (b) of Rule 485
    / /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
    / /    on (date) pursuant to paragraph (a)(1) of Rule 485
    / /    75 days after filing pursuant to paragraph (a)(2) Rule 485
    /X/    on September 1, 2000 pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:
    / / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

 Title of Securities Being Registered: Common Stock, par value $.01 per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      [LOGO]

                             SM&R INVESTMENTS, INC.

                              THE SM&R ALGER FUNDS

     CLASSES A AND B
           SM&R ALGER GROWTH FUND
           SM&R ALGER SMALL-CAP FUND
           SM&R ALGER AGGRESSIVE GROWTH FUND
           SM&R ALGER TECHNOLOGY FUND

            PROSPECTUS, SEPTEMBER 1, 2000

              THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
              AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF THE BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

                  (BOTH CLASSES MAY NOT BE AVAILABLE IN ALL STATES)

                               TABLE OF CONTENTS
   --------------------------------------------------------------------------

FUND SUMMARIES.............................         1
SM&R Alger Growth Fund.....................         1
SM&R Alger Small-Cap Fund..................         2
SM&R Alger Aggressive Growth Fund..........         4
SM&R Alger Technology Fund.................         6
ADDITIONAL EXPLANATION OF RISK FACTORS.....         8
PERFORMANCE................................        10
EXPENSES OF THE SM&R ALGER FUNDS ..........        10
CHOOSING A SHARE CLASS THAT BEST SUITS
YOU........................................        12
SALES CHARGE REDUCTIONS AND WAIVERS........        13
Class A Sales Charges......................        13
Class B Sales Charges......................        15
Class B Waivers of Contingent Deferred
Sales Charges..............................        15
Distribution and Shareholder
Service (12b-1) Fee........................        16
THE SM&R ALGER FUNDS AND THEIR MANAGEMENT..        17
Investment Adviser and Sub-Adviser.........        17
Portfolio Management.......................        17
SHAREHOLDER'S GUIDE TO INVESTING WITH THE
SM&R ALGER FUNDS...........................        19

 WHY READING THIS PROSPECTUS IS IMPORTANT TO YOU
 This prospectus explains the investment objectives, risks and strategies of each of the following portfolios of SM&R Investments, Inc. (the "Fund"): the SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Aggressive Growth Fund, and SM&R Alger Multi-Cap Growth Fund (collectively, the "SM&R Alger Funds," each an "SM&R Alger Fund" ). Reading the prospectus will help you to decide which SM&R Alger Fund, if any, is the right investment for you. We suggest that you keep this prospectus for future reference.

 FUND SUMMARY                                         THE SM&R ALGER GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The SM&R Alger Growth Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The SM&R Alger Growth Fund normally invests at least 65% of its total assets in the equity securities, such as common or preferred stocks, of large companies listed on U.S. exchanges or in the over-the-counter market. The SM&R Alger Growth Fund focuses on the stock of growing companies that generally have broad product lines, markets, financial resources and depth of management. The fund considers a large company to have a market capitalization of $1 billion or greater. The fund's investment sub-adviser, Fred Alger Management, Inc., believes that these growth companies tend to fall into one of two categories:

  HIGH UNIT VOLUME GROWTH
  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increasing demand for an existing line.

  POSITIVE LIFE CYCLE CHANGES
  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

PRINCIPAL RISK FACTORS

The SM&R Alger Growth Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. In addition, the SM&R Alger Growth Fund could underperform other investments. The principal risk factors of investing in the SM&R Alger Growth Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - The investment decisions of the fund's investment sub-adviser could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - Your investment may not grow as fast as the rate of inflation (inflation risk).
  - Trading in some stocks may be relatively short-term, meaning the fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

WHO MAY WANT TO INVEST IN THE FUND

This SM&R Alger Growth Fund may be appropriate if you:
  - have long-term investment goals (ten years or more)
  - are willing to accept higher short-term risk
  - want to diversify your portfolio

WHO MAY NOT WANT TO INVEST IN THE FUND

The SM&R Alger Growth Fund may NOT be appropriate if you:
  - are investing with a shorter term horizon (less than ten years)
  - are uncomfortable with an investment that may go down in value
  - are investing in the SM&R Alger Growth Fund as your complete portfolio

 FUND SUMMARY                                      THE SM&R ALGER SMALL-CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The SM&R Alger Small-Cap Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The SM&R Alger Small-Cap Fund normally invests at least 65% of its total assets in the equity securities, such as common or preferred stocks, of small-capitalization companies listed on U.S. exchanges or in the over-the-counter market. The SM&R Alger Small-Cap Fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark-SmallCap 600 Index. The fund's investment sub-adviser, Fred Alger Management, Inc., believes that these growth companies tend to fall into one of two categories:

  HIGH UNIT VOLUME GROWTH
  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increasing demand for an existing line.

  POSITIVE LIFE CYCLE CHANGES
  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

PRINCIPAL RISK FACTORS

The SM&R Alger Small-Cap Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. In addition, the SM&R Alger Small-Cap Fund could underperform other investments. The principal risks of investing in the SM&R Alger Small-Cap Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - The investment decisions of the fund's investment sub-adviser could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - Your investment may not grow as fast as the rate of inflation (inflation risk).
  - Trading in some stocks may be relatively short-term, meaning the fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

In addition, investing in small companies generally involves more risks than investing in more established larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

 FUND SUMMARY                                      THE SM&R ALGER SMALL-CAP FUND
--------------------------------------------------------------------------------

                     WHO MAY WANT TO INVEST IN THE FUND

                     The SM&R Alger Small-Cap Fund may be appropriate if you:
                      - have long-term investment goals (ten years or more)
                      - have an aggressive investment style and are willing to
                        accept higher risk
                      - can tolerate significant price fluctuations inherent in
                        small company stock investing
                      - want to diversify your portfolio

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     The SM&R Alger Small-Cap Fund may NOT be appropriate if you:
                      - are investing with a shorter term horizon (less than ten years)
                      - are uncomfortable with an investment that may go down in value
                      - are investing in the SM&R Alger Small-Cap Fund as your
                        complete portfolio

 FUND SUMMARY                              THE SM&R ALGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The SM&R Alger Aggressive Growth Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The SM&R Alger Aggressive Growth Fund normally invests at least 85% of its total assets in the equity securities, such as common or preferred stocks, of companies listed on U.S. exchanges or in the over-the-counter market. The SM&R Alger Aggressive Growth Fund focuses on the equity securities of companies of any size that demonstrate promising growth potential. The fund's investment sub-adviser, Fred Alger Management, Inc., believes that these growth companies tend to fall into one of two categories:

  HIGH UNIT VOLUME GROWTH
  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increasing demand for an existing line.

  POSITIVE LIFE CYCLE CHANGES
  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The SM&R Alger Aggressive Growth Fund can leverage, that is, borrow money, up to one third of its total assets to buy additional securities. By borrowing money, the fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

PRINCIPAL RISK FACTORS

The SM&R Alger Aggressive Growth Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. In addition, the SM&R Alger Aggressive Growth Fund could underperform other investments. The principal risks of investing in the SM&R Alger Aggressive Growth Fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - The investment decisions of the fund's investment sub-adviser could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - Your investment may not grow as fast as the rate of inflation (inflation risk).
  - Trading in some stocks may be relatively short-term, meaning the fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.
  - The cost of borrowing money to leverage may exceed the returns for the securities purchased with borrowed money, or securities purchased may go down in value. Thus, the fund's net asset value can decrease more quickly than if the fund had not borrowed (leverage risk).

 FUND SUMMARY                              THE SM&R ALGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                     WHO MAY WANT TO INVEST IN THE FUND

                     The SM&R Alger Aggressive Growth Fund may be appropriate if you:
                      - have long-term investment goals (ten years or more)
                      - have an aggressive investment style and are willing to
                        accept higher risk
                      - can tolerate wide swings in the value of your investment
                      - want an aggressive, long-term approach to capital growth through stocks of growing companies
                      - want to diversify your portfolio

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     The SM&R Alger Aggressive Growth Fund may NOT be appropriate if you:
                      - are investing with a shorter term horizon (less than ten years)
                      - are uncomfortable with an investment that may go down in value
                      - are investing in the SM&R Alger Aggressive Growth Fund
                        as your complete portfolio

 FUND SUMMARY                                     THE SM&R ALGER TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The SM&R Alger Technology Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The SM&R Alger Technology Fund focuses on companies of all sizes that demonstrate promising growth potential. The SM&R Alger Technology Fund normally invests at least 85% of its total assets in the equity securities, such as common or preferred stock principally of companies listed on U.S. exchanges or in the over-the-counter market. The fund's investment sub-adviser, Fred Alger Management, Inc., believes that these growth companies tend to fall into one of two categories:

  HIGH UNIT VOLUME GROWTH
  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increasing demand for an existing line.

  POSITIVE LIFE CYCLE CHANGES
  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The SM&R Alger Technology Fund can leverage, that is, borrow money, up to one third of its total assets to buy additional securities. By borrowing money, the fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

PRINCIPAL RISK FACTORS

The SM&R Alger Technology Fund is subject to the risks common to all mutual funds that invest in equity securities, and you could lose money investing in this fund. In addition, the SM&R Alger Technology Fund could underperform other investments. The principal risks of investing in the fund are as follows:
  - The market value of the fund's securities could decline (market risk).
  - The investment decisions of the fund's investment sub-adviser could fail to achieve the desired results (investment style or management risk).
  - Growth stocks can have relatively wide price swings as a result of the high valuations they carry (growth stock risk).
  - Your investment may not grow as fast as the rate of inflation (inflation risk).
  - Trading in some stocks may be relatively short-term, meaning the fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.
  - The cost of borrowing money to leverage may exceed the returns for the securities purchased with borrowed money, or securities purchased may go down in value. Thus, the fund's net asset value can decrease more quickly than if the fund had not borrowed (leverage risk).

 FUND SUMMARY                                     THE SM&R ALGER TECHNOLOGY FUND
--------------------------------------------------------------------------------

                     WHO MAY WANT TO INVEST IN THE FUND

                     The SM&R Alger Technology Fund may be appropriate if you:
                      - have long-term investment goals (ten years or more)
                      - have an aggressive investment style and are willing to
                        accept higher risk
                      - can tolerate wide swings in the value of your investment
                      - want an aggressive, long-term approach to capital growth though stocks of growing companies
                      - want to diversify your portfolio

                     WHO MAY NOT WANT TO INVEST IN THE FUND

                     The SM&R Alger Technology Fund may NOT be appropriate if you:
                      - are investing with a shorter term horizon (less than ten years)
                      - are uncomfortable with an investment that may go down in value
                      - are investing in the SM&R Alger Technology Fund as your
                        complete portfolio

                     ADDITIONAL EXPLANATION OF RISK FACTORS
   --------------------------------------------------------------------------

                            COMMON RISK FACTORS FOR
                          ALL OF THE SM&R ALGER FUNDS

Please remember that shares of the SM&R Alger Funds are:
- Not guaranteed to achieve their investment goal
- Not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
- Subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in an SM&R Alger Fund could fluctuate in value over time and could result in a loss of money.
--------------------------------------------------------

                          RISK FACTORS SPECIFIC TO THE
                                SM&R ALGER FUNDS

  IMPORTANT
  The following factors may affect the value of your investment in one or more of the SM&R Alger Funds.

  MARKET RISK
  Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. This market risk will affect each fund's net asset value per share, which will fluctuate as the values of each fund's portfolio securities change. You can lose money by investing in the SM&R Alger Funds, especially if you sell your shares during a period of market volatility. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. A security's market value may fluctuate in response to events affecting an issuer's profitability or viability. The SM&R Alger Funds cannot always predict the factors that will affect a stock's price. The funds, however, do attempt to limit market risk by diversifying their investments. MARKET RISK IS COMMON TO ALL STOCKS AND BONDS AND THE MUTUAL FUNDS THAT INVEST IN THEM AND APPLIES TO ALL OF THE SM&R ALGER FUNDS.

  INVESTMENT STYLE OR MANAGEMENT RISK
  Investment style or management risk is the risk that the investment strategy of the SM&R Alger Funds' investment sub-adviser may not produce the intended results or that securities that fit the desired investment style do worse than securities that fit other investment manager's investment styles. This risk also involves the possibility that the investment sub-adviser will fail to execute an investment strategy effectively. Portfolio managers may decide to overweight or underweight certain industry sectors and to purchase individual stocks based on their assessments of the future growth prospects of an industry sector or particular stock. If certain industries or investments do not perform as a fund expects (I.E., do not grow in value), that fund could underperform its peers or lose money. INVESTMENT STYLE OR MANAGEMENT RISK IS COMMON TO ALL MUTUAL FUNDS AND APPLIES TO ALL OF THE SM&R ALGER FUNDS.

  GROWTH STOCK RISK
  The returns of a fund concentrating on growth stocks tend to vary more widely over time than those of funds that focus on value stocks. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. GROWTH STOCK RISK APPLIES TO ALL OF THE SM&R ALGER FUNDS.

  LEVERAGE RISK
  Leveraging practices may make the SM&R Alger Aggressive Growth Fund and the SM&R Alger Technology Fund more volatile. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's securities. Money borrowed for leveraging is subject to interest costs. Minimum average balances may need to be maintained or a line of credit with connection to borrowing may be necessary, resulting in an increased cost of borrowing.

  CONVERTIBLE SECURITIES
  The SM&R Alger Funds may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

                     ADDITIONAL EXPLANATION OF RISK FACTORS
   --------------------------------------------------------------------------

  PREFERRED STOCKS
  Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. Some companies issue preferred stocks that are convertible into their common stocks. Linked to the common stock in this way, convertible preferred stocks go up and down in price as the common stock does, adding to their market risk.

  OTHER RISKS
  Each investor will be subject to all the risks normally attendant to business operations, changes in general economic conditions, governmental rules and fiscal policies, acts of God, and other factors beyond the control of the SM&R Alger Funds' management.

               ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

  Each SM&R Alger Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the fund's investment sub-adviser believes that adverse market or other conditions warrant. This is to attempt to protect the fund's assets from a temporary unacceptable risk of loss, rather then directly to promote the fund's investment objective. When a fund takes such temporary defensive positions, it may not achieve its investment objective.

  Other securities that each of the SM&R Alger Funds may invest in are discussed in the Fund's Statement of Additional Information for the SM&R Alger Funds (see back cover).

                     PERFORMANCE AND EXPENSES OF THE FUNDS
   --------------------------------------------------------------------------

PERFORMANCE

Because the SM&R Alger Funds were not in existence during the fiscal year ended August 31, 1999, nor in any prior years, there is no performance record for the SM&R Alger Funds.

EXPENSES OF THE SM&R ALGER FUNDS

Investors incur certain fees and expenses in connection with an investment in the SM&R Alger Funds. The following table shows the fees and expenses that you may incur if you buy and hold shares of the SM&R Alger Funds.

SHAREHOLDER FEES
(Fees paid directly from your investments)

                                    CLASS A SHARES    CLASS B SHARES
Maximum Sales Charge Imposed on
Purchases (as a percentage of
offering price)                          5.00%(1)          5.00%
Maximum Deferred Sales Charge (as
a percentage of the lesser of the
offering price or redemption
value)(2)                                  (3)             5.00%(4)
Maximum Sales Charge Imposed on
Reinvested Dividends and other
Distributions (as a percentage of
offering price)                           None              None
Redemption Fees                            (2)               (2)
Exchange Fees                             None              None
Other Expenses                             (5)               (5)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)

                                                      SM&R ALGER
                                                      GROWTH FUND
                                                  CLASS A    CLASS B
Management Fees                                     0.85       0.85
Distribution and/or Service (12b-1) Fees            0.35       1.00
Other Expenses(6)                                   1.00       0.81
Total Annual Fund Operating Expenses                2.20       2.66
Net Expenses                                        2.20       2.66

                                                      SM&R ALGER
                                                    SMALL-CAP FUND
                                                  CLASS A    CLASS B
Management Fees                                     1.00       1.00
Distribution and/or Service (12b-1) Fees            0.35       1.00
Other Expenses(6)                                   1.00       0.81
Total Annual Fund Operating Expenses                2.35       2.81
Net Expenses                                        2.35       2.81

                                                      SM&R ALGER
                                                      AGGRESSIVE
                                                      GROWTH FUND
                                                  CLASS A    CLASS B
Management Fees                                     1.05       1.05
Distribution and/or Service (12b-1) Fees            0.35       1.00
Other Expenses(6)                                   1.00       0.81
Total Annual Fund Operating Expenses                2.40       2.86
Net Expenses                                        2.40       2.86

                                                      SM&R ALGER
                                                      TECHNOLOGY
                                                      GROWTH FUND
                                                  CLASS A    CLASS B
Management Fees                                     1.35       1.35
Distribution and/or Service (12b-1) Fees            0.35       1.00
Other Expenses(6)                                   1.00       0.81
Total Annual Fund Operating Expenses                2.70       3.16
Net Expenses                                        2.70       3.16

FOOTNOTES TO FEES AND EXPENSES

         (1)            You pay a sales charge of 5.00% on initial investments in
                        Class A shares of less than $50,000. You pay a reduced
                        sales charge at certain breakpoints, as follows: 4.50% on
                        initial investments of at least $50,000 but less than
                        $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.
         (2)            You pay a $10.00 transaction fee for each expedited wire
                        redemption.
         (3)            Purchases of $1 million or more of Class A shares may be
                        made without an initial sales charge. Redemptions of such
                        shares within the first thirteen months after purchase,
                        however, will be subject to a contingent deferred sales
                        charge of 1.00%.
         (4)            The maximum 5.00% contingent deferred sales charge on
                        Class B shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the
                        second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year, and zero during
                        the sixth year and thereafter.
         (5)            You pay a $7.50 per account annual custodian fee for the tax deferred accounts.
         (6)            "Other expenses" are based on estimated amounts for the
                        current fiscal year.

                     PERFORMANCE AND EXPENSES OF THE FUNDS
   --------------------------------------------------------------------------

EXPENSES OF THE SM&R ALGER FUNDS
The tables below show the total expenses you would pay on a $10,000 investment over one and three year periods. These examples are intended to help you compare the cost of investing in the SM&R Alger Funds with the cost of investing in other mutual funds and are for illustration only. These examples assume that your investment has a 5% return each year, that you reinvest all of your dividends and that the funds' operating expenses remain the same. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN SHOWN.

EXAMPLES OF SM&R ALGER FUND EXPENSES:
SM&R ALGER GROWTH FUND

                                            ASSUMING                    ASSUMING
                                           REDEMPTION                NO REDEMPTION
                                        AT END OF PERIOD            AT END OF PERIOD
                                     CLASS A       CLASS B       CLASS A       CLASS B
1 year                                $  712        $  769        $  712        $  269
3 years                                 1154          1126          1154           826

SM&R ALGER SMALL-CAP FUND

                                            ASSUMING                    ASSUMING
                                           REDEMPTION                NO REDEMPTION
                                        AT END OF PERIOD            AT END OF PERIOD
                                     CLASS A       CLASS B       CLASS A       CLASS B
1 year                                $  726        $  784        $  726        $  284
3 years                                 1197          1171          1197           871

SM&R ALGER AGGRESSIVE GROWTH FUND

                                            ASSUMING                    ASSUMING
                                           REDEMPTION                NO REDEMPTION
                                        AT END OF PERIOD            AT END OF PERIOD
                                     CLASS A       CLASS B       CLASS A       CLASS B
1 year                                $  731        $  789        $  731        $  289
3 years                                 1211          1186          1211           886

SM&R ALGER TECHNOLOGY FUND

                                            ASSUMING                    ASSUMING
                                           REDEMPTION                NO REDEMPTION
                                        AT END OF PERIOD            AT END OF PERIOD
                                     CLASS A       CLASS B       CLASS A       CLASS B
1 year                                $  759        $  819        $  759        $  319
3 years                                 1296          1274          1296           974

                   CHOOSING A SHARE CLASS THAT BEST SUITS YOU
   --------------------------------------------------------------------------

The Fund offers four separate funds in this prospectus, each of which offers two different classes of shares. Such classes are called Class A and Class B. Each class has its own sales charge and distribution and service (12b-1) fee structures. Each class represents an interest in the same fund. In addition to choosing an SM&R Alger Fund, you should select a share class that best suits your needs. You need to pay particularly close attention to this fee structure when selecting the class best suited for your needs. You should consider the factors below before investing. Your representative can help you decide.

CLASS A                                         CLASS B
(FRONT-END LOAD)                            (BACK-END LOAD)
-Front-end sales charges as        -No front-end sales charge; all
 described below. There are         your money goes to work for you
 several ways to reduce these       right away
 charges as described below
-Lower annual expenses than        -Higher annual expenses than
 Class B shares                     Class A shares
-A deferred sales charge on        -A deferred sales charge on
 shares you sell within thirteen    shares you sell within 6 years
 months as described below.         of purchase, as described below.
-12b-1 fee of .35% of average net  -12b-1 fee of 1.00% of average
 assets                             net assets
                                   -Automatic conversion to Class A
                                    shares after 8 years, thus
                                    reducing future annual expenses.
                                   -Purchase amounts limited to
                                    amounts less than $500,000.
-Generally more appropriate for    -Generally appropriate for
 long term investors.               investors who may be adverse to
                                    an up front sales charge and are
                                    willing to pay a back-end sales
                                    charge and a higher 12b-1 fee
                                    for the first 8 years.

(Both classes may not be available in all states)

FOR EXPENSES OF CLASS A AND CLASS B SHARES, SEE THE EXPENSES OF THE SM&R ALGER FUNDS EARLIER IN THIS PROSPECTUS.

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

CLASS A SALES CHARGES

If you select Class A shares you pay a "front-end" sales charge of up to 5%. The sales charge is a percentage of the offering price, as shown in the following table:

                             SALES CHARGE          SALES CHARGE
                              AS A % OF              AS A % OF
AMOUNT INVESTED             OFFERING PRICE        AMOUNT INVESTED
Less than $50,000               5.00%                  5.30%
$50,000 but less than
$100,000                        4.50%                  4.70%
$100,000 but less than
$250,000                        3.50%                  3.60%
$250,000 but less than
$500,000                        2.50%                  2.60%
$500,000 but less than
$1,000,000                      1.50%                  1.50%
$1,000,000 and over        See below                    None

INVESTMENTS OF $1 MILLION OR MORE.
If you invest $1 million or more in class A shares, you do not pay any "front-end" sales charge. However, you will pay a contingent deferred sales
(CDSC) of 1.00% of the offering price if you redeem shares purchased without a "front-end" sales charge, within 13 months after you bought them. The CDSC will be calculated in the same manner as for class B shares as described below.

WAYS TO REDUCE YOUR CLASS A SALES CHARGE
1. Rights of Accumulation (ROA) may allow you to combine your current investment with the current net asset value of shares held in all of your Class A mutual fund accounts managed by SM&R, on which you paid a front-end sales charge, when determining whether you meet the threshold for a reduced Class A sales charge. Contact SM&R or your registered representative for a list of the funds managed by SM&R.
2. Letter of Intent (LOI). If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold 5% of the LOI amount in escrow shares registered in your name until your LOI commitment is met. Escrow shares are not eligible for exchange until the LOI is met or cancelled. An LOI is not a binding obligation on your part to purchase the full amount of the LOI shares or the funds to sell the full amount of the LOI shares specified. An LOI may be implemented by --
    - Completing the "Reduced Sales Charge" portion of the application
    - Making an initial investment equal to 10% of the LOI amount
3. Class A Purchases in funds managed by SM&R. You may combine purchases made at the same time in Class A shares of the funds managed by SM&R on which a front-end sales charge is paid, if you are:
    (a) An individual;
    (b) An individual, his or her spouse and trusts or custodial accounts for their minor children;
    (c) A trustee or fiduciary of a single trust estate or single fiduciary account;
    (d) Tax-exempt organizations specified in Sections 501(c)(3) or (13) of the Internal Revenue Code, or employees' trusts, pension, profit-sharing, or other employee benefit plans qualified under Section 401 of the Internal Revenue Code; or (e) Employees (or employers on behalf of employees) under any employee benefit plan not qualified under Section 401 of the Internal Revenue Code.
    Purchases by employee benefit plans not qualified under Section 401 of the Internal Revenue Code will qualify for quantity discounts only if the fund will realize economies of scale in sales effort and sales related expenses as a result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the fund's prospectus available to participants, forwarding investments by participants to the funds or the like.

Contact your representative or SM&R at 1-800-231-4639 if you think you may qualify for these services.

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

ELIGIBLE NET ASSET VALUE PURCHASERS
If you qualify under one of the categories below, you may purchase Class A shares without a "front-end" sales charge (at net asset value):
    (a) present and retired directors, officers, and full-time employees of the Company;
    (b) present and retired directors, officers, registered representatives, and full-time employees of SM&R and their spouses;
    (c) present and retired officers, directors, insurance agents and full-time employees (and their spouses) of: (1) American National Insurance Company ("American National"), (2) American National subsidiaries, and
        (3) any corporation or partnership for which any of American National's present directors serve as a director or partner;
    (d) present and retired partners and full-time employees of legal counsel to SM&R (and officers and directors of any professional corporations which are partners of such legal counsel) and their spouses;
    (e) members of the immediate family (any parent, spouse of a parent, child, spouse of a child, spouse, brother, or sister, including step and adoptive relationships), grandchildren, grandparents and in-laws of any person named in (a), (b), (c), or (d) above;
    (f) any trust, pension, profit-sharing, IRA, or other benefit plan for any of such persons mentioned in (a), (b), (c), (d) or (e) (although shares of the Tax Free Fund should not be purchased by these entities);
    (g) custodial accounts for minor children of such persons mentioned in (a),
        (b), (c), (d) or (e) pursuant to the Uniform Gifts to Minors or Uniform Transfers to Minors Acts;
    (h) persons who have received a distribution from a pension, profit-sharing, or other benefit plan, to the extent such distribution represents the proceeds of a redemption of shares of any fund managed by SM&R;
    (i) persons purchasing shares for a federal or state sponsored post-secondary education funding program;
    (j) persons who have received a distribution from a pension, profit-sharing, or other benefit plan, to the extent such distribution represents the proceeds of a redemption of shares of any fund managed by SM&R (other than the Fund's Money Market and Primary Funds, which are not offered in this prospectus);
    (k) policyholders of American National Insurance Company subsidiaries that have entered into a net asset value agreement with SM&R;
    (l) members of any non-profit business, trade, professional, charitable, civic or similar associations and clubs with an active membership of at least 100 persons;
    (m) registered representatives and employees of dealers who have entered into mutual fund sales or distribution agreements with SM&R and members of the immediate family (including spouse, children, parents and parents of spouse) provided that purchases at net asset value are permitted by the policies of the dealer; and
    (n) any other persons that have been determined by the Board of Directors (or by the distributor based on guidelines established by the Board) to have acquired shares under circumstances not involving any sales expense to the SM&R Alger Funds.

YOU HAVE THE SOLE RESPONSIBILITY OF NOTIFYING SM&R THAT YOU INTEND TO QUALIFY UNDER ONE OF THESE CATEGORIES.

You will be eligible for net asset value purchases ONLY if you purchase shares directly from SM&R. If you purchase such shares through a registered representative of SM&R or another financial securities representative, you will have to pay the full "front-end" sales charge on your initial purchase. You will also pay such sales charge on all subsequent purchases unless you notify SM&R that you wish to purchase shares directly from SM&R rather than through your registered representative or your financial services representative for services provided.

Each of the SM&R Alger Funds may terminate or change the terms of any waiver of sales charges at any time.

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

CLASS B SALES CHARGES

Class B shares are sold at net asset value, without any initial sales charge. However, there is a CDSC on shares you sell within five years of buying them. The CDSC shown in the following table is a percentage of the offering price:

                                               CONTINGENT DEFERRED
                                                   SALES CHARGE
                                                    (AS A % OF
                                                THE LESSER OF THE
                                                OFFERING PRICE OR
YEARS SINCE PURCHASE                             REDEMPTION FEE)
Year 1                                                5.00%
Year 2                                                4.00%
Year 3                                                3.00%
Year 4                                                2.00%
Year 5                                                1.00%
Year 6                                                 None

COMPUTING CDSC
If the net asset value of shares being redeemed has increased since you bought them, we do not impose a CDSC on the increase in net asset value. We do not impose a CDSC on shares bought with reinvested dividends or capital gains distributions.

We will minimize an applicable CDSC by assuming that an investor --
     (i) first redeems Class B shares bought through reinvested dividends and capital gains distributions, and
    (ii) next redeems Class B shares held the longest.

CLASS B WAIVERS OF CONTINGENT DEFERRED SALES CHARGE

The CDSC will be waived on the following redemptions of Class B shares:
(1) 12% FREE AMOUNT. We waive the CDSC on redemptions pursuant to a systematic withdrawal plan of up to 12% of the account value per year. We apply this 12% waiver on a per fund basis to the account value determined at the time you elect a systematic withdrawal plan. (Remember that the CDSC does not apply to appreciation and reinvested dividends. Redemptions from appreciation and reinvested dividends, which occur first, do not count toward the 12% free amount)
(2) DEATH OR DISABILITY. We waive the CDSC on redemptions of Class B shares following the shareholder's death or disability, so long as:
    (a) the disability began after shares were purchased
    (b) SM&R is notified of such death or disability at the time of the redemption request and receives satisfactory evidence of such death or disability;
    (c) the redemptions are made within one year following the death or initial determination of disability; and
    (d) the shares were held at the time of death or initial determination of disability.

    For purposes of this waiver, the death or disability must meet the definition in Section 72(m)(7) of the Internal Revenue Code (the "Code"). If the shares are held in a joint account, then all registered joint owners must be dead or disabled.
(3) MINIMUM REQUIRED DISTRIBUTIONS. We will waive the CDSC on redemptions of Class B shares in connection with certain distributions from four types of qualified retirement plans: IRAs, custodial account maintained pursuant to to Code Section 403(b), deferred compensation plans qualified under code 457 and plans qualified under Code Section 401. To qualify for the waiver, the redemption must meet one of the following:
    (a) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older to the extent it does not exceed 12% annually of the participant's or beneficiary's account value;
    (b) tax-free rollovers or transfers of assets to another IRA, Section
        403(b) plan, Section 457 plan or Section 401 plan invested in Class B shares of one or more funds managed by SM&R;
    (c) tax-free returns of excess contributions or returns of excess deferral amounts; and
    (d) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.
(4) SMALL ACCOUNTS. We waive the CDSC on redemptions by the SM&R Alger Funds of small accounts (accounts with a value less than $500)

                      SALES CHARGE REDUCTIONS AND WAIVERS
   --------------------------------------------------------------------------

(5) THE FUND. We waive the CDSC on redemptions of shares owned by SM&R or any of its affiliates.

DISTRIBUTION AND SHAREHOLDER SERVICE (12B-1) FEE

Classes A and B pay SM&R, the Funds principal underwriter, a distribution and/or shareholder servicing (12b-1) fee. BECAUSE DISTRIBUTION AND OR SHAREHOLDER SERVICING (12b-1) FEES ARE PAID OUT OF FUND ASSETS ON AN ONGOING BASIS, 12b-1 FEES WILL, OVER TIME, INCREASE THE COST OF YOUR INVESTMENT IN AN SM&R ALGER FUND AND BE MORE EXPENSIVE THAN A HIGHER "FRONT-END" LOAD.

These fees are computed as an annual percentage of the average daily net assets of each class of shares in a Fund as follows:

                               DISTRIBUTION   SERVICE    TOTAL 12B-1
CLASS                              FEE          FEE          FEE
Class A Shares
(FRONT-END LOAD)(CDSC)            0.35            0         0.35
Class B Shares
(BACK-END LOAD)                   1.00            0         1.00

The distribution fee is for services that are primarily intended to result in or are primarily attributable to the distribution of Class A and B shares. The fee compensates SM&R, or enables SM&R to compensate other persons (including distributors of the shares), for providing such services.

                   THE SM&R ALGER FUNDS AND THEIR MANAGEMENT
   --------------------------------------------------------------------------

INVESTMENT ADVISER
AND SUB-ADVISER

The Board of Directors of the Fund has delegated to SM&R, the SM&R Alger Funds' investment adviser, the management of the SM&R Alger Funds' day to day business and affairs.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). SM&R was incorporated in 1964 and has managed mutual funds since 1966. SM&R does and may, from time to time, serve as investment adviser to other clients including banks, employee benefit plans, other investment companies, foundations, and endowment funds.

Through an investment sub-advisory agreement, SM&R has delegated the day to day investment management of the SM&R Alger Funds to Alger Management, One World Trade Center, Suite 9333, New York, NY 10048. Alger Management has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. Alger Management makes investment decisions for each SM&R Alger Fund and continuously reviews and administers the SM&R Alger Funds' investment programs. SM&R monitors Alger Management's buying and selling of securities and administration of the SM&R Alger Funds' investment programs. For these services, the SM&R Alger Funds pay SM&R an investment advisory fee, which is calculated daily for each fund and paid monthly.

The advisory agreement between the Fund, on behalf of the SM&R Alger Funds, and SM&R spells out the investment advisory fee and other expenses that each of the SM&R Alger Funds must pay. The investment advisory fee is expressed as a percentage of each fund's average daily net asset value. Each of the SM&R Alger Funds pays an investment advisory fee based on the following schedule:

                                                 ANNUAL PERCENTAGE
FUND                                                   RATE
SM&R Alger Growth Fund                                 0.85%
SM&R Alger Small-Cap Fund                              1.00%
SM&R Alger Aggressive Growth Fund                      1.05%
SM&R Alger Technology Fund                             1.35%

Because the SM&R Alger Funds were not in existence during the fiscal year ended August 31, 1999, no advisory fees were paid to SM&R during that time.

Pursuant to the sub-advisory agreement, SM&R will be responsible for paying a sub-advisory fee to Alger Management for each of the SM&R Alger Funds. The SM&R Alger Funds are not responsible for paying a subadvisory fee directly.

ADMINISTRATIVE SERVICES
The SM&R Alger Funds pay SM&R an administration fee under a Fund Administration Agreement between the Fund, on behalf of the SM&R Alger Funds, and SM&R. The Fund Administration Agreement states that the Fund will pay SM&R for providing non-investment related management, executive, administrative, transfer agent, and operation services to the SM&R Alger Funds. Pursuant to the Fund Administration Agreement, each of the SM&R Alger Funds is subject to an administration fee at the annual rate of 0.25% of its average daily net asset value.

PORTFOLIO MANAGEMENT

SM&R ALGER GROWTH FUND
David D. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995.

Ronald Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995 when he assumed the position of Senior Vice President and Portfolio Manager. He serves as a co-manager of this fund.

SM&R ALGER SMALL-CAP FUND
David D. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995.

Seilai Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995 when she assumed the position of Senior Vice President and Portfolio Manager. She serves as a co-manager of this fund.

                   THE SM&R ALGER FUNDS AND THEIR MANAGEMENT
   --------------------------------------------------------------------------

SM&R ALGER AGGRESSIVE GROWTH FUND
David D. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995.

Seilai Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995 when she assumed the position of Senior Vice President and Portfolio Manager. She serves as a co-manager of this fund.

SM&R TECHNOLOGY FUND
David D. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995.

David Hyun has been employed by Alger Management as an analyst since 1991, and as a Senior Vice President and portfolio co-manager since 1998. He serves as a co-manager of this fund.

           SHAREHOLDER'S GUIDE TO INVESTING WITH THE SM&R ALGER FUNDS
   --------------------------------------------------------------------------

                  IMPORTANT SHAREHOLDER FACTS AND INFORMATION

THIS SECTION OF THE PROSPECTUS IS PROVIDED TO HELP YOU BECOME FAMILIAR WITH THE TYPES OF ACCOUNTS AND SERVICES AVAILABLE IN THE SM&R ALGER FUNDS. IT EXPLAINS THE VARIOUS SERVICES AND FEATURES YOU CAN ESTABLISH AS PART OF YOUR ACCOUNT IN THE "FUNDS" AS WELL AS ACCOUNT POLICIES AND FEES THAT MAY APPLY TO YOUR ACCOUNT.

 WEB SITE:  www.smrinvest.com

 BUSINESS HOURS:
      8:00 A.M. TO 4:30 P.M. CENTRAL TIME
      EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING ("REGULAR TRADING DAY")

     24-HOUR ACCESS TO ACCOUNT INFORMATION. SEE "VOICE RESPONSE UNIT" UNDER "OTHER SERVICES"

 MAILING ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      P.O. BOX 58969
      HOUSTON, TEXAS 77258-8969

 OVERNIGHT MAILING ADDRESS AND STREET ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      2450 SOUTH SHORE BOULEVARD, SUITE 400
      LEAGUE CITY, TEXAS 77573

 IMPORTANT PHONE NUMBERS:
      INVESTOR HOTLINE/VOICE RESPONSE:
          1-877-239-2049
      INVESTOR SERVICES DEPARTMENT:
          1-800-231-4639

 FAX NUMBERS:
      TRANSFER AGENCY:
          1-281-538-4983

 WIRING INSTRUCTIONS:
      MOODY NATIONAL BANK OF GALVESTON
      ABA #113100091
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      #035 868 9
      NAME OF CLASS AND FUND (E.G. CLASS A OF THE SM&R ALGER GROWTH FUND) FUND ACCOUNT NUMBER (NUMBER APPEARS ON YOUR CONFIRMATION STATEMENT) YOUR NAME (E.G., MARY SMITH)

 THIRD PARTY CHECKS
 To prevent fraud, SM&R will not accept checks made payable to third parties to open new accounts. Tax-deferred rollover checks, properly endorsed, will be accepted.

 MINIMUM INVESTMENT AMOUNTS:
 The SM&R Alger Funds' low investment minimums make investing easy. Once you decide on a fund, an investment amount, and a share class simply talk to your representative or broker-dealer, or fill out an application and send in your investment.

 The SM&R Alger Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.

                                             INITIAL        ADDITIONAL
Regular Accounts                               $500            $50
Automatic Investment Plan                      $500            $50
Retirement Plans                               $500            $50

 CERTIFICATES
 Share certificates are not issued by the SM&R Alger Funds. Your purchases are maintained on the records of the SM&R Alger Funds in book shares. This provides you with easy access to your shares. You have the same rights of share ownership as you would if certificates had been issued.

 SPECIAL FEES:
     - Tax-deferred: $7.50 per account custodian fee deducted annually
     - Wiring fee: $10.00 for wire redemption proceeds under $10,000

 SIGNATURE GUARANTEE REQUIREMENTS:
 Required on all redemptions in amounts of $50,000 or more. Other requirements apply, see page 24.

 CHECK WRITING OPTION:
 Check writing is not available on the SM&R Alger Funds. Refer to "Important Facts About Redeeming."

 TELEPHONE SERVICES:
 SM&R will automatically establish a telephone redemption/exchange option for all non-qualified and non-tax deferred accounts, unless you instruct us not to do so. These services are not available to participants of post-secondary education programs. Refer to "Telephone Services"

PLEASE KEEP IN MIND THAT THE ACCOUNT POLICIES (INCLUDING FEES), SERVICES AND FEATURES MAY BE MODIFIED OR DISCONTINUED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE. DURING TIMES OF ECONOMIC TURMOIL OR MARKET VOLATILITY, SEVERE WEATHER, OR NATURAL DISASTER YOU MAY NOT BE ABLE TO REACH SM&R BY TELEPHONE TO INSTITUTE A REDEMPTION OR EXCHANGE.

           SHAREHOLDER'S GUIDE TO INVESTING WITH THE SM&R ALGER FUNDS
   --------------------------------------------------------------------------

TYPES OF ACCOUNTS AVAILABLE

BELOW IS A BRIEF EXPLANATION OF THE DIFFERENT ACCOUNTS AVAILABLE IN THE SM&R ALGER FUNDS.

  INDIVIDUAL OR JOINT OWNERSHIP
    Individual accounts are owned by one person. Joint accounts have two or more owners.

  A UNIFORM GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
    An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

  TRUST
    An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

  BUSINESS ACCOUNTS
    Corporations, partnerships, and sole proprietorships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner or owner of the business.

TAX-DEFERRED ACCOUNTS

  If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes, while saving for retirement. A contribution to certain types of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying purpose. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative, your broker-dealer, or by calling SM&R. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

  SM&R serves as custodian for the tax-deferred accounts offered by the SM&R Alger Funds. You will be charged an annual account maintenance fee of $7.50 for each tax-deferred account you have. The fee will be automatically deducted from your account (usually in the last quarter). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

  TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS
    Traditional IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  ROTH INDIVIDUAL RETIREMENT ACCOUNTS
    Roth IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  EDUCATION IRA
    This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually per child under the age of 18.

  SIMPLIFIED EMPLOYEE PENSION PLAN
    This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

  SIMPLE
    This plan allows employee pre-tax contributions up to $6,000 annually and may be matched by the employer up to a maximum of 3% of employees' compensations.

  PROFIT SHARING OR MONEY PURCHASE PLAN
    These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

  SECTION 403(b)(7) PLAN
    Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

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PRICING OF FUND SHARES

GENERAL (HOW SHARES ARE PRICED). Each SM&R Alger Fund's offering price is calculated once each day the New York Stock Exchange (the "Exchange") is open for regular trading. The offering price equals a fund's net asset value plus the sales charge, if any, computed at the rate set forth in the applicable tables for the classes. (See "Sales Charge Reductions and Waivers.") Although the legal rights of the Class A and Class B shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of the Class B shares generally will be lower than the Class A shares as a result of differences in service and distribution (12b-1) fees charged.

A NOTE ON PRICING. Each SM&R Alger Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Directors. The SM&R Alger Funds may also use fair value pricing if the value of a security held by a fund is materially affected by events occurring after the close of regular trading of the primary markets or exchanges on which the security is traded. In these situations, prices used by an SM&R Alger Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

SHARE PRICE -- EFFECTIVE DATE OF PURCHASES AND REDEMPTIONS.  Each SM&R Alger
  Fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time). NAV is not calculated on holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the SM&R Alger Funds as of such earlier closing time. Below is the method used by the SM&R Alger Funds to calculate the NAV on any given day.

                      Total Assets - Liabilities
Net Asset Value   =   --------------------------
                      Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each SM&R Alger Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the fund that day, less any applicable transaction fee or redemption charge. The price you pay or receive for shares of a fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading at the next NAV determined THAT DAY if:

    - SM&R receives your request in good order prior to the close of the regular trading day;
    - a securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day and reports your order to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day; or
    - SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

  If we receive your order after the close of the regular trading day or on any day that the Exchange is closed, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the SM&R Alger Funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

                                                                              21

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                             HOW TO PURCHASE SHARES

YOU SHOULD REFER TO THE FIRST PAGE OF THIS SHAREHOLDER'S GUIDE "IMPORTANT SHAREHOLDER FACTS AND INFORMATION" FOR THE APPROPRIATE ADDRESSES AND TELEPHONE NUMBERS.

       METHOD                       OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------
BY MAIL OR THROUGH A   - Determine the SM&R Alger Fund and the Class  - Make your check payable to SM&R.
REGISTERED              in which you want to invest.                  - Use the investment slip on your
REPRESENTATIVE         - Complete and sign the account application     confirmation, or
                       - Make the check payable to SM&R.              - Write a note specifying:
                       - Mail the application and your check to SM&R      -- Your account number
                        at the address on the first page of this          -- The fund name
                        guide.                                            -- Share class
                       - Or deliver the information to your               -- The name(s) in which the account is
                        representative (provided he or she has a            registered.
                        broker-dealer arrangement with SM&R).         - Mail to the address indicated on the cover
                                                                       page of this guide.
-------------------------------------------------------------------------------------------------------------------
BY PHONE WIRE          - Call Investors Services to obtain a          - Call Investors Services at the number on
                        reference number (call by noon, Central        the first page of this guide, on any
                        Time, if you want wired funds to be credited   business day.
                        that day).                                    - You can send your investment either by:
                           Instruct your bank to wire or transfer         -- Federal Funds Wire (offers immediate
                           your purchase (your bank may charge a            access to funds), or
                           wiring fee) using the information on the       -- Electronic transfer via ACH which
                           first page of this guide.                        avoids wiring fees, if your bank
                       - Complete the account application and mail          account is set up on file.
                        to the appropriate address.
                       - Wires received before 3:00 p.m. Central
                        Time on regular trading days will receive
                        that day's closing price (if not, you will
                        receive the next trading day's closing
                        price).
-------------------------------------------------------------------------------------------------------------------
BY EXCHANGE            - You can make an additional investment by exchange from a fund managed by SM&R to an existing account by calling Investors Services.
                       - You can only exchange shares in the same class with identical registrations.
                       - There is no sales charge or redemption fee when exchanging funds managed by SM&R.
                       - Orders placed before 3 p.m. Central Time on regular trading days will receive that day's closing price (if not, you will receive the next regular trading day's closing price).
                       - Exchanges are limited to three per calendar quarter, and twelve per calendar year.
                       - Exchanges between accounts that do not have identical ownership registration must be made in writing.
                       - Be sure you read the prospectus for the fund into which you are exchanging.
                       KEY POINT: AN EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES
                       OF ANOTHER FUND. THIS TRANSACTION MAY PRODUCE A TAXABLE GAIN OR LOSS IN A NON-TAX DEFERRED
                       ACCOUNT.
-------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTMENT   - You can transfer money automatically from    - To establish automatic investing for an
PLAN THROUGH THE        your bank account into your SM&R Alger Fund    existing account, call Investor Services for
AUTOMATED CLEARING      account on a monthly basis.                    an application.
HOUSE (ACH)            - Initial investment minimum is $500 if you    - The minimum is $50.
                        invest at least $50 per month with this
                        service.
                       - To enroll, check off the box on the account
                        application and provide:
                           1. Your bank account information,
                           2. The amount and date of your monthly
                             investment, and
                           3. A voided check.
-------------------------------------------------------------------------------------------------------------------

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                              HOW TO REDEEM SHARES

You have several convenient ways for you to redeem your shares in any of the SM&R Alger Funds. Redemptions will be at net asset value, less any applicable CDSC, which is determined on the date your request is received by SM&R in good order.

       METHODS                                 REQUIREMENTS
-----------------------------------------------------------------------------------
CALL US                - Call Investors Services during normal business hours on
                        any business day.
                       - This service is only available for those accounts which
                        are non-qualified and non-tax deferred:
                           1. The amount requested is $500 or more per account.
                           2. The amount is less than $50,000 in aggregate.
                           3. The proceeds are to be mailed to the address of
                            record or electronically transferred to the bank
                            account indicated on your fund account.
                           4. There has been no change of address for either you or
                            your bank for 30 days
                           5. Telephone services have not been declined.
                           6. The security procedures discussed on page 36 of this
                            guide have been met.
                           7. There are no outstanding certificate shares on the
                            account.
                       - All authorized requests received before 3:00 p.m. Central
                        Time on regular trading days will be processed at that
                        day's closing price. Requests received after 3:00 p.m. will be processed the following regular trading day.
                       - We can either:
                           -- wire the proceeds the next business day into your
                            bank account of record (service charges may apply)
                           -- electronically transmit the proceeds to your bank
                            account of record via the ACH service
                           -- mail you a check
                       - All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we
                        believe to be genuine. (Refer to "Security Procedures")
                       - See exceptions below for requests that must be made in
                        writing.
                       - A $10.00 fee is charged for redemptions by wire under
                        $10,000.
                       - To redeem from a tax-deferred account, call Investor
                        Services for a special withdrawal form.
-----------------------------------------------------------------------------------
WRITE US               - You can mail a redemption request to the appropriate
                        address listed on the first page of this guide.
                       - Your letter of instruction must:
                           -- list your account number and the fund name
                           -- indicate the number of shares or dollar value you
                            wish to redeem
                           -- be signed by the registered owner(s)
                           -- include special withdrawal forms for tax deferred
                            accounts
                       - Refer to "Signature Guarantee" below for requests that
                        must be signature guaranteed.
-----------------------------------------------------------------------------------
FAX US                 You may fax your request for redemption from a non-qualified and non-tax deferred account, if your request meets
                       requirements stated under "Call Us" above. Your fax requests must be received by SM&R before 3:00 p.m. Central Time on
                       regular trading days to receive that day's price.
-----------------------------------------------------------------------------------
SELL YOUR SHARES IN    You may also redeem your shares by coming to SM&R's home
PERSON                 office, and deliver your request in person prior to
                       3:00 p.m. Central Time on regular trading days to receive
                       that day's price.
-----------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL  You can withdraw money automatically from your SM&R Alger
PLAN (SWP)             Fund account on a monthly, quarterly, semi-annual, and
                       annual basis -- without redemption fees -- on or about the
                       20th of the month and if:
                         - Your account value is $5,000 or more
                         - You complete the relevant section of the application
                         - The withdrawal can be mailed to you at your address of
                          record, or deposited directly to your bank account via
                          ACH
                       The minimum withdrawal is $50 per month.
                       The maximum amount is 1% of your account per month or 12%
                        annually.
                       To obtain proper forms, contact Investor Services.
                       See "Important Facts About Redeeming" for more information.
-----------------------------------------------------------------------------------

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PAYMENT OF REDEMPTION PROCEEDS

Normally, redemption proceeds of shares you purchased by wire, certified check, money order, or other immediately available funds will be mailed no later than the 7th calendar day following receipt of your redemption request. Redemptions of shares recently purchased by a personal check or ACH transfer will generally be delayed for up to ten (10) business days to allow the check or transfer to clear.

We reserve the right to redeem "in kind" by paying you the proceeds of a redemption in securities rather than in cash.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

INDIVIDUAL OR JOINT TENANTS        Written instructions must be signed by each shareholder,
                                   exactly as the names appear in the account registration.
UGMA OR UTMA                       Written instructions must be signed by the custodian in
                                   his/her capacity as it appears in the account registration until the minor reaches the age of majority as defined by
                                   the state in which the UGMA or UTMA was established.
SOLE PROPRIETOR, GENERAL           Written instructions must be signed by an authorized
PARTNER                            individual in his/her capacity as it appears on the account registration.
CORPORATION, ASSOCIATION           Written instructions must be signed by the person(s)
                                   authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.
TRUST                              Written instructions must be signed by the trustee(s). If
                                   the name of the current trustee(s) does not appear on the
                                   account application, a current certificate of incumbency
                                   dated within 60 days must also be submitted.
IRA OR TSA                         A special withdrawal form must be signed by the account
(INCLUDES ALL TYPES OF IRAS)       owner, and you may obtain this form by contacting Investor
                                   Services at the number on the first page of this guide. If you do not want federal income tax withheld from your
                                   redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or
                                   premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions. In addition,
                                   TSA's will have a 20% mandatory withholding tax applied to all distributions if the account owner is under 70 1/2.
EXECUTORS OF SHAREHOLDER           Written instructions must be signed by the executor. A copy
ESTATES                            of the order appointing the executor, certified within the past 12 months must accompany the letter of instructions. A signature guarantee must be provided as discussed below.

SIGNATURE GUARANTEE

To protect you and the SM&R Alger Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

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
The following circumstances require a signature guarantee:          WHO CAN PROVIDE A SIGNATURE GUARANTEE:
- Redemptions from one or more of the SM&R Alger Funds total        - Commercial Bank
 $50,000 or more                                                    - Trust Company
- You want the proceeds sent to an address other than the           - Savings Association
 address currently appearing on your account                        - Credit Union
- You want the proceeds sent to a bank account not listed on        - Member of Medallion Program
 your account                                                       - Member of a U.S. Stock Exchange
- You want the proceeds payable to anyone other than the            - Authorized SM&R Representatives
 registered owner(s) of the account                                      NOTARY PUBLIC NOT ACCEPTABLE
- Either your address or the address of your bank account
 has been changed within 30 days
- The account is registered in the name of a fiduciary,
 corporation or any other organization. In these cases,
 additional documentation is required:
    Corporate accounts: certified copy of corporate
    resolution
    Fiduciary accounts: copy of the power of attorney or
    other governing document
- The SM&R Alger Funds or their transfer agent believe a
 signature guarantee would protect against claims based on
 transfer instructions

IMPORTANT FACTS ABOUT REDEEMING

SYSTEMATIC WITHDRAWAL PLAN. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares of the SM&R Alger Funds because of the sales charge or CDSC (as applicable) involved in additional purchases. See "Class B Waivers of Contingent Deferred Sales Charges" for a discussion of the CDSC waivers available. You should carefully consider such purchases and contact your representative regarding their advisability. While you are participating in a Systematic Withdrawal Plan dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent. Retirement Plan Accounts are subject to special withdrawal requirements. Call Investor Services for assistance.

REINVESTMENT PRIVILEGE. Within ninety (90) days of a redemption (60 days for tax-deferred plans) of Class A shares of an SM&R Alger Fund, a shareholder may reinvest all or part of the proceeds in the same class of the same SM&R Alger Fund from which the redemption was processed at the net asset value next computed after receipt of the proceeds to be reinvested by SM&R. THE SHAREHOLDER MUST ASK THE TRANSFER AGENT FOR THIS PRIVILEGE AT THE TIME OF REINVESTMENT. Prior to reinvestment of redemption proceeds, a shareholder is encouraged to consult with his or her accountant or tax advisor to determine any possible tax ramifications of such a transaction. Each of the SM&R Alger Funds may amend, suspend, or cease offering this privilege at any time as to shares redeemed after the date of the amendment, suspension, or cessation. For further information about the "Systematic Withdrawal Plan" and "Reinvestment Privilege," contact your registered representative, your broker-dealer or SM&R.

"GOOD ORDER" means the request for redemption must include:
    (1) your letter of instruction or a stock assignment specifying the SM&R Alger Fund, account number, and number of shares or dollar amount to be redeemed. The letter of

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        instruction and stock powers must be signed and executed exactly as the
        SM&R Alger Fund shares are registered and any outstanding share certificates returned. It is suggested that certificates be returned by certified mail for your protection;
    (2) any required signature guarantees (see "Signature Guarantees" above);
        and
    (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans and other organizations.

  Please keep in mind that it is your responsibility to ensure that all requests are submitted to the Fund's transfer agent in good order for processing.

REDEMPTION OF SMALL ACCOUNTS. The SM&R Alger Funds reserve the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $500. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum. The SM&R Alger Funds may, from time to time, change such required minimum investment.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS:

You may also purchase or sell shares of the SM&R Alger Funds through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the SM&R Alger Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the SM&R Alger Funds directly. If you utilize a Processing Organization the SM&R Alger Funds are not responsible for failure of any Processing Organization to carry out its obligations to its customers. YOU MAY NOT BE CONSIDERED THE SHAREHOLDER OF RECORD OF YOUR SHARES. THEREFORE, YOU MAY NOT BE ABLE TO UTILIZE SERVICES AVAILABLE ONLY TO SHAREHOLDERS OF THE SM&R ALGER FUNDS. YOU SHOULD KEEP THIS IN MIND WHEN ESTABLISHING AN ACCOUNT IN ANY SM&R ALGER FUND.

OTHER SERVICES

In addition to the plans described under "Sales Charge Reductions and Waivers," that permit you to reduce the initial sales charge assessed on Class A shares or the CDSC on Class B shares, the SM&R Alger Funds offer other services and plans described below. At this time, there is no charge to you for these services. The SM&R Alger Funds may impose fees for such services in the future. Be aware, however, that if you elect to participate in the electronic transfers (ACH) plan described below, you should check with your financial institution for any additional charges imposed by them for this service. For additional information on these plans and services you should contact your registered representative, broker-dealer or SM&R. Before beginning any of the plans or services described below you should consult a tax advisor.

ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows you to move money between your account(s) and your bank, savings and loan, or credit union account using Automated Clearing House ("ACH") network. To arrange for electronic transfers, complete the relevant Special Investor Services section of the account application at the time you open your account and specify the type of service or services desired. Attach a voided, pre-printed check or deposit slip from your bank, savings and loan, or credit union account. YOUR FINANCIAL INSTITUTION MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR YOU TO TAKE ADVANTAGE OF THIS SERVICE.

TELEPHONE SERVICES. You can only use telephone services for transaction amounts of $500 or more. Through this service, you will be able to purchase additional shares for an existing SM&R mutual fund account by ACH. You may also use the telephone services to redeem and exchange shares on those accounts for which you have an executed account application on file. For example, we permit exchanges by telephone from a joint account only to another joint account registered in the identical

26

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  names. There may be additional restrictions on telephone transactions by joint account owners. If you initially choose not to have this option and wish to establish it at a later date, it would be necessary for you to complete the required form requesting this option. Contact your registered representative for more information. PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE FOR QUALIFIED AND TAX-DEFERRED ACCOUNTS.

While telephone redemption is easy and convenient, this account feature involves risk of loss from unauthorized or fraudulent transactions. SM&R will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private, and by immediately reviewing any account statements that we send to you. Make sure to contact SM&R's Investors Services Department immediately about any transaction you believe to be unauthorized.

SECURITY PROCEDURES

  TELEPHONE TRANSACTIONS
  The SM&R Alger Funds have implemented the following security procedures intended to protect your account from losses resulting from unauthorized or fraudulent telephone instructions: The caller must know:
        (i)  the name of the fund or funds;
        (ii) all digits of the account number;
        (iii) the exact name and address used in the registration(s); and
        (iv) the Social Security or Employer Identification Number listed on the account(s).

  Anyone with the required account information indicated above (including your broker) can request a telephone transaction in your account. All calls are recorded and/or monitored for verification, record keeping and quality-assurance purposes. Requested proceeds will be forwarded only to an address or bank account designated on the account at the time of the transaction.

  VOICE RESPONSE UNITS
  The SM&R Alger Funds now have available to shareholders a means by which they can access account information, fund prices, and take advantage of other features 24-hours a day. To obtain account information you will be required to know your fund number, account number, and your PIN number. As indicated under "Telephone Services" above, you should keep your account information private. We also suggest that you change your PIN number periodically and not provide the number to anyone.

  Neither the SM&R Alger Funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone or through the voice response unit that comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable.

  During times of economic turmoil or market volatility, severe weather, or natural disaster you may not be able to reach SM&R by telephone to institute a redemption or exchange.

  For additional restrictions refer to "Exchange Privilege" below.

AUTOMATIC DIVIDEND INVESTMENT. Your dividends and distributions may be paid in cash or invested in any fund managed by SM&R at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same SM&R Alger Fund. You may invest your dividends and distributions (1) into another fund managed by SM&R in the same class of shares; or (2) from Class A shares into the Fund's Money Market Fund (not offered in this prospectus), or vise versa.

  You must comply with the following requirements to invest your dividends and distributions in shares of another fund managed by SM&R:
    (1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) the fund receiving the dividend must have an account balance of at least $500.
    (2) Both accounts must have identical registration information, that is they cannot be in different names; and
    (3) You must have elected, in writing, to reinvest dividends into another fund managed by SM&R.

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AUTOMATIC INVESTMENT PLAN.  Through this plan, a specified amount is electronically transferred (via ACH) from your bank account and invested monthly, bi-monthly, quarterly, or annually into the designated SM&R Alger Fund(s) at the applicable offering price determined on the date of the electronic transfer.

GROUP SYSTEMATIC INVESTMENT PLAN.  SM&R can establish a Group Systematic
  Investment Plan with an employer having 5 or more participants under a single payroll deduction arrangement. Under this investment plan there is a minimum investment of $50 per individual. Any such plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days written notice. However, all other investment amount minimums apply. Contact SM&R for further information regarding these plans.

EXCHANGE PRIVILEGE. As an investor in the SM&R Alger Funds, you may be permitted to exchange shares that you own for shares of other funds managed by SM&R without the payment of an exchange fee, subject to certain conditions. EXCHANGES BETWEEN AN SM&R ALGER FUND AND ANOTHER FUND MANAGED BY SM&R ARE AVAILABLE ONLY IN STATES WHERE THE APPLICABLE FUNDS ARE REGISTERED AND THE EXCHANGE MAY BE LEGALLY MADE. YOU SHOULD CONTACT SM&R TO DETERMINE WHETHER A FUND IS REGISTERED IN A PARTICULAR STATE AND WHETHER AN EXCHANGE IS PERMITTED, AND WHAT THE CONDITIONS OF SUCH EXCHANGE ARE.

  WE RESERVE THE RIGHT TO TERMINATE OR CHANGE THE TERMS OF ANY EXCHANGE PRIVILEGE AT ANY TIME.

  You may exchange Class A or Class B shares that you own in the SM&R Alger Funds, without an exchange fee or sales charge, for shares of the corresponding class of another fund managed by SM&R. You also may exchange your Class A or Class B shares for shares of the Fund's Primary Fund or Money Market Fund (both of which are not offered in this Prospectus), subject to two conditions:

    - any applicable CDSC period has expired on the shares you wish to exchange (I.E., 13 months in the case of Class A share purchases of $1 million or more and 6 years in the case of Class B share purchases), and
    - you meet any minimum investment requirement for the shares you wish to acquire.

  We waive any sales charges on Class A shares acquired through an exchange if you previously paid a sales charge on amounts invested in those shares. For example, assume you purchase Class A shares of the SM&R Alger Growth Fund. You then exchange your Class A shares for shares of the Fund's Money Market Fund (not offered in this prospectus). Later, you re-exchange those shares of the Money Market Fund for Class A shares of the SM&R Alger Small-Cap Fund. We would not impose any sales charge upon the re-exchange into Class A shares of the SM&R Alger Small-Cap Fund because you previously paid a sales charge on amounts invested in those shares. In other words, we will never impose a front-end sales charge on the same investment TWICE.

  Shares of any fund managed by SM&R held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.

  You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met:
    (a) the exchange must be made between accounts that are registered in the same name, address and, if applicable, taxpayer identification number;
    (b) the shares of the fund acquired through exchange must be qualified for sale in the state in which you reside;

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    (c) the dollar amount of a written exchange must meet the minimum investment requirement applicable to the shares of the fund that you would acquire through the exchange;
    (d) the minimum dollar amount of a telephone exchange is $500;
    (e) SM&R must have received full payment for the shares being exchanged;
    (f) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal
        Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status);
    (g) any shares that you wish to exchange must have been held for at least ten (10) business days; and
    (h) you have received a prospectus for the fund shares you receive in the exchange.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.

AUTOMATIC CONVERSIONS. Class B shares convert automatically to the appropriate number of Class A shares of equal dollar value after the investor has owned the Class B shares for eight (8) years. Dividends and other distributions paid to an investor in the form of additional Class B shares also convert to Class A shares on a pro-rata basis. The conversion benefits shareholders because Class A shares are subject to a lower ongoing 12b-1 fee. If an investor exchanges Class B shares of an SM&R Alger Fund for Class B shares of another fund managed by SM&R, the purchase date of the original investment will be used to determine the appropriate conversion date.

ABUSIVE TRADING PRACTICES. Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm SM&R Alger Fund performance. To minimize harm to the SM&R Alger Funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgement, has been or may be disruptive to an SM&R Alger fund. In making this judgement, we may consider trading done in multiple accounts under common ownership or control.

                                                                              29

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DISTRIBUTIONS AND TAXABILITY.  To avoid taxation of the SM&R Alger Funds, the
  IRS Code requires each SM&R Alger Fund to distribute net income and any capital gains realized on its investments annually. Each SM&R Alger Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

  Dividends you receive from the SM&R Alger Funds, whether reinvested or taken as cash, are generally considered taxable. Some dividends paid in January may be taxable as if they had been paid the previous December. The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

DISTRIBUTION SCHEDULE. The following schedule of distributions is provided to let you know when you can expect to receive a distribution from the SM&R Alger Funds you own. These distributions, under normal circumstances and if earned, will be declared and paid in the months indicated in the following chart.

                         DIVIDENDS     CAPITAL GAINS
                          DECLARED          PAID
SM&R ALGER GROWTH        Quarterly        December
FUND
-----------------------------------------------------
SM&R ALGER SMALL-CAP     Quarterly        December
FUND
-----------------------------------------------------
SM&R ALGER AGGRESSIVE    Quarterly        December
GROWTH FUND
-----------------------------------------------------
SM&R ALGER TECHNOLOGY    Quarterly        December
FUND
-----------------------------------------------------

DISTRIBUTIONS EFFECT ON NAV. In order to be entitled to a dividend, an investor must have acquired shares of an SM&R Alger Fund prior to the close of business on the dustribution record date. A shareholder should be cautioned, however, before purchasing shares of an SM&R Alger Fund immediately prior to a distribution. Dividends and distributions paid by the SM&R Alger Funds have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by a shareholder represents, in substance, a return of capital.

DIVIDEND REINVESTMENTS. Dividends and Capital Gains Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the SM&R Alger Funds reserve the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the applicable SM&R Alger Fund(s). Dividends on capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

  Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business day after SM&R has received the shareholder's written request.

BACKUP WITHHOLDING. Backup withholding for federal income tax may be applied, where required by current IRS requirements, at the rate of 31% from taxable dividends, distributions, and redemption proceeds (including exchanges) if you fail to furnish the SM&R Alger Funds with a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

TAXABILITY OF REDEMPTIONS AND EXCHANGES. You should consult with a tax advisor concerning the tax effect on the redemption or exchange of such shares. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on

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   --------------------------------------------------------------------------

  the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

RIGHTS RESERVED BY THE FUND.  The Fund, acting through its transfer agent, reserves the right:
    - to waive, lower, or raise investment minimums;
    - to accept initial purchases by telephone from a registered representative;
    - to refuse any purchase order;
    - to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five (5) business days of the transaction;
    - to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur, or has occurred;
    - to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received;
    - to not act on instructions believed not to be genuine;
    - to eliminate duplicate mailings of fund material to shareholders who reside at the same address; or
    - to otherwise modify the conditions of purchase and any services at any time.

                FOR MORE INFORMATION ABOUT THE SM&R ALGER FUNDS
   --------------------------------------------------------------------------

The following documents contain more information about the SM&R Alger Funds and are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains additional information about all aspects of the SM&R Alger Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.
 REQUESTING DOCUMENTS
 You may request a free copy of the SAI and these reports, make shareholder inquiries, or request further information about the SM&R Alger Funds either by contacting your broker or by contacting the SM&R Alger Funds at:

 SECURITIES MANAGEMENT AND RESEARCH, INC.
 P.O BOX 58969
 HOUSTON, TEXAS 77258-8969
 TELEPHONE: 1-800-231-4639 (TOLL FREE) OR
            1-281-334-2469 (COLLECT)

PUBLIC INFORMATION
You can review and copy information about the SM&R Alger Funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the SM&R Alger Funds also are available on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

SM&R ALGER GROWTH FUND
SM&R ALGER SMALL-CAP FUND
SM&R ALGER AGGRESSIVE GROWTH FUND
SM&R ALGER TECHNOLOGY FUND

                                          Investment Company
                                          File No. 811- 6477

                 (This page has been left blank intentionally.)

                      STATEMENT OF ADDITIONAL INFORMATION

                               September 1, 2000

                             SM&R INVESTMENTS, INC.

                                SM&R ALGER FUNDS

                                                          SM&R ALGER GROWTH FUND
                                                       SM&R ALGER SMALL-CAP FUND
                                               SM&R ALGER AGGRESSIVE GROWTH FUND
                                                      SM&R ALGER TECHNOLOGY FUND

                                                                 CLASSES A AND B

Mailing Address: P.O. Box 58969
                 Houston, Texas 77258-8969
Street Address: 2450 South Shore Boulevard
                League City, Texas 77573

    This Statement is NOT a prospectus, but should be read in conjunction with the SM&R Investments, Inc. "SM&R Alger Funds" current prospectus dated September 1, 2000 (the "Prospectus"). To obtain a Prospectus contact your registered representative, broker-dealer, financial intermediary, or Securities Management and Research, Inc. ("SM&R"), at the address noted above, or by calling:

                      Investor Services
                      Telephone Number: (281) 334-2469
                      Toll Free 1-(800) 231-4639

    No dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information (and/or the Prospectus referred to above), and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or SM&R. No Prospectus or Statement of Additional Information constitutes an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

    Terms not defined herein have the same meaning as given to them in the Prospectus.

                               TABLE OF CONTENTS

THE FUND....................................................    1
INVESTMENT OBJECTIVES AND POLICIES..........................    2
MANAGEMENT OF THE COMPANY...................................   13
REMUNERATION OF DIRECTORS...................................   16
POLICY REGARDING PERSONAL INVESTING.........................   17
PERSONAL INVESTING BY OTHER SM&R OFFICERS AND EMPLOYEES.....   18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   18
CONTROL AND MANAGEMENT OF SM&R..............................   18
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS.............   19
FUND ADMINISTRATION AGREEMENT...............................   21
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION.............   22
DESCRIPTION OF FUND SHARES..................................   23
PURCHASE, REDEMPTION, AND PRICING OF SHARES.................   25
    DETERMINATION OF NET ASSET VALUE........................   25
    DETERMINATION OF OFFERING PRICE.........................   25
    REDUCTION AND/OR WAIVER OF CLASS A SALES CHARGES........   26
    CLASS B WAIVERS OF CONTINGENT DEFERRED SALES CHARGE.....   28
    FUND AND CLASS EXPENSES.................................   29
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEE............   30
SPECIAL PURCHASE PLANS......................................   31
REDEMPTION..................................................   33
TAXES.......................................................   35
SYSTEMATIC WITHDRAWAL PLAN..................................   37
THE UNDERWRITER.............................................   39
CUSTODIAN...................................................   40
TRANSFER AGENT AND DIVIDEND PAYING AGENT....................   40
COUNSEL.....................................................   40
AUDITORS AND FINANCIAL STATEMENTS...........................   40
PERFORMANCE AND ADVERTISING DATA............................   40
PERFORMANCE MEASURES........................................   41

                                    THE FUND

    SM&R Investments, Inc. (the "Fund") was incorporated under the laws of Maryland on November 6, 1991. The Fund changed its name from SM&R Capital Funds, Inc. to SM&R Investments, Inc. on December 31, 1998.

    The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company, commonly called a "mutual fund." This registration does not imply any supervision by the Securities and Exchange Commission (the "Commission") over the Fund's management or its investment policies or practices. This statement describes the following funds, collectively referred to as the "SM&R Alger Funds":

    - SM&R ALGER GROWTH FUND

    - SM&R ALGER SMALL-CAP FUND

    - SM&R ALGER AGGRESSIVE GROWTH FUND

    - SM&R ALGER TECHNOLOGY FUND

    Shares of each of the SM&R Alger Funds are divided into two classes:

    - Class A (front-end load)

    - Class B (back-end load)

    These classes of shares have different sales charges and distribution and service (12b-1) fee structures. A Multiple Class Plan was adopted for the SM&R Alger Funds pursuant to Rule 18f-3.

    The SM&R Alger Funds are four separate series of the Fund. The Fund also has four previously existing series: SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund, and SM&R Money Market Fund. These four existing series are not offered in the Prospectus or this Statement of Additional Information. They are described in a separate prospectus and a separate statement of additional information.

                       INVESTMENT OBJECTIVES AND POLICIES

    As noted in the Prospectus under the "Fund Summary" sections, each SM&R Alger Fund has its own investment objective and follows policies and techniques designed to achieve those objectives.

FUNDAMENTAL INVESTMENT RESTRICTIONS

    Each SM&R Alger Fund's investment objective and the following fundamental investment limitations can not be changed in any material way without the approval of a majority of the relevant SM&R Alger Fund's shares. For these purposes, a "majority" means the lesser of (i) 67% or more of the voting securities present at a meeting if the holders of more than 50% of voting securities are represented at that meeting or (ii) more than 50% of the outstanding voting securities of the fund.

    DIVERSIFICATION. With respect to 75% of each SM&R Alger Fund's total assets, each such fund may not purchase securities of an issuer (other than cash or cash items, or securities of the U.S. Government, its agencies, or instrumentalities or of other investment companies), if (i) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

    INDUSTRY CONCENTRATION. Each SM&R Alger Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). This restriction does not apply to the SM&R Alger Technology Fund.

    BORROWING. Each SM&R Alger Fund may not borrow money, except (a) each fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) each fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) each fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) each fund may purchase securities on margin to the extent permitted by applicable law, and (e) each fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

    LOANS. Each SM&R Alger Fund may not make loans, except through (a) the purchase of debt obligations in accordance with each fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers, and other financial institutions, and (c) loans of securities as permitted by applicable law.

    UNDERWRITING. Each SM&R Alger Fund may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the fund may be deemed to be an underwriting.

    REAL ESTATE. Each SM&R Alger Fund may not purchase, hold or deal in real estate, although each fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts, and mortgage-related securities and may hold and sell real estate acquired by each fund as a result of the ownership of securities.

    COMMODITIES. Each SM&R Alger Fund may not invest in commodities or commodity contracts, except that each fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

    SENIOR SECURITIES. Each SM&R Alger Fund may not issue senior securities to the extent such issuance would violate applicable law.

    The above mentioned investment limitations are considered at the time investment securities are purchased.

THE SM&R ALGER FUNDS

    The Prospectus discusses the investment objectives of each SM&R Alger Fund and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the SM&R Alger Funds may invest, the investment policies and portfolio strategies that the SM&R Alger Funds may utilize and certain risks attendant to those investments, policies and strategies.

    IN GENERAL. The SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Aggressive Growth Fund, and SM&R Alger Technology Fund seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The SM&R Alger Funds will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the SM&R Alger Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets in money market instruments (including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issues by domestic bank and thrift institutions, U.S. Government securities, commercial paper, and repurchase agreements) and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

    There is no guarantee that any SM&R Alger Fund's objectives will be achieved.

    SM&R ALGER GROWTH FUND. Except during temporary defensive periods, the fund invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--of $1 billion or greater. Accordingly, the fund may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

    SM&R ALGER SMALL-CAP FUND. Except during temporary defensive periods, the fund invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The fund may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

    SM&R ALGER AGGRESSIVE GROWTH FUND. Except during temporary defensive periods, the fund invests at least 85% of its net assets in equity securities of companies of any size.

    The fund may purchase put and call options and sell (write) covered call and put options on securities and securities indexes in attempt to increase gain and in attempt to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The fund may also borrow money (leverage) for the purchase of additional securities. The fund may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the fund's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

    SM&R ALGER TECHNOLOGY FUND. Except during temporary defensive periods, the fund invests at least 85% of its net assets in equity securities of companies of any size.

    The fund may purchase put and call options and sell (write) covered call and put options on securities and securities indexes in attempt to increase gain and in attempt to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The fund may also borrow money (leverage) for the purchase of additional securities. The fund may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the fund's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

INVESTMENT TECHNIQUES

    Except where otherwise noted, each of the SM&R Alger Funds may invest in the following types of securities or pursue the following techniques.

    U.S. GOVERNMENT OBLIGATIONS. Bills, notes, bonds, and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

    U.S. GOVERNMENT AGENCY SECURITIES. These securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

    BANK OBLIGATIONS. These are certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

    The SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund, and SM&R Alger Aggressive Growth Fund will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation,
(ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of Fred Alger Management, Inc. ("Alger Management"), the SM&R Alger Funds' investment sub-adviser, of an investment quality comparable to other debt securities which may be purchased by the SM&R Alger Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

    FOREIGN BANK OBLIGATIONS. Investments by the SM&R Alger Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

    SHORT-TERM CORPORATE DEBT SECURITIES. These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

    COMMERCIAL PAPER. These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

    VARIABLE RATE MASTER DEMAND NOTES. These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, a fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

    REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, a fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the fund's holding period. Repurchase agreements may be seen to be loans by the fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of SM&R, the Funds' investment adviser, reviews the credit worthiness of those banks and dealers with which the funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

    FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED PURCHASES. Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The funds will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

    WARRANTS AND RIGHTS. Each SM&R Alger Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

    PORTFOLIO DEPOSITARY RECEIPTS. To the extent otherwise consistent with its investment policies and applicable law, the SM&R Alger Technology Fund may invest up to 5% of its total assets in Portfolio Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indexes or sectors of such indexes. For example, the SM&R Alger Technology Fund may invest in Standard & Poor's Depositary Receipts-Registered Trademark- (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard & Poor's MidCap 400 Depositary Receipts-Registered Trademark- (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.

    ILLIQUID AND RESTRICTED SECURITIES. The SM&R Alger Growth Fund and SM&R Alger Small-Cap Fund will not invest more than 10% of their net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days. The SM&R Alger Aggressive Growth Fund and SM&R Alger Technology Fund will not invest more than 15% of their net assets in restricted securities. Restricted securities that are determined by the Fund's Board of Directors to be liquid are not subject to this limitation.

    Each SM&R Alger Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of directors (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Fund's Board of Directors has delegated its responsibility to SM&R, the Fund's investment adviser, and SM&R has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Directors' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.

    SHORT SALES. Each SM&R Alger Fund may sell securities "short against the box." While a short sale is the sale of a security the fund does not own, it is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

    LENDING OF PORTFOLIO SECURITIES. Each SM&R Alger Fund may lend securities to brokers, dealers and other financial organizations. The SM&R Alger Funds will not lend securities to Alger Management or its affiliates or to SM&R or its affiliates. By lending its securities, a fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each SM&R Alger Fund will adhere to the following conditions whenever its securities are loaned:
(a) the fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities. A fund bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

    OPTIONS (SM&R ALGER AGGRESSIVE GROWTH FUND AND SM&R ALGER TECHNOLOGY FUND). These funds may purchase put and call options and sell (write) covered put and call options on securities and securities indexes in attempt to increase gain or in attempt to hedge against the risk of unfavorable price movements, although, these funds do not currently intend to rely on these strategies extensively, if at all.

    A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

    These funds will not sell options that are not covered. A call option written by one of these funds on a security is "covered" if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the fund in cash, U.S. Government securities or other high grade short-term obligations in a segregated account. A put option is "covered" if the fund maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

    If one of these funds has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the fund has been assigned an exercise notice, the fund will be unable to effect a closing purchase transaction. Similarly, if the fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the fund so desires.

    A fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; a fund would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

    An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that a fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If a fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

    In addition to options on securities, these funds may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index, and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a fund is obligated, in return for the premium received, to make delivery of this amount. A fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

    Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The funds will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

    Price movements in the funds' securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

    Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by these funds in put and call options, there can be no assurance that the funds will succeed in any option trading program they undertake.

    The SM&R Alger Technology Fund may purchase and sell (write) put and call options on securities and stock indexes only if such options are exchange-traded or traded on an automated quotation system of a national securities association. The SM&R Alger Technology Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the fund's total assets, although no more than 5% will be committed to transactions entered into for non-hedging (speculative) purposes.

    STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES (SM&R ALGER AGGRESSIVE GROWTH FUND AND SM&R TECHNOLOGY FUND). If these funds utilize these investments, they will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

    A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, the funds may use index futures as a substitute for a comparable market position in the underlying securities.

    If a fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, a fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the fund's net investment results if market movements are not as anticipated when the hedge is established.

    An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the fund's securities which were the subject of the hedge. In addition, any purchase by a fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

    A fund's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require a fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

    A fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

    BORROWING (SM&R ALGER AGGRESSIVE GROWTH FUND AND SM&R ALGER TECHNOLOGY
FUND). These funds may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of a fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of a fund's shares will decrease faster than would otherwise be the case. These funds may also borrow from banks for temporary or emergency purposes.

    FOREIGN SECURITIES. Each of the SM&R Alger Funds may invest up to 20% of the value of its total assets in foreign securities (not including American Depository Receipts, American Depository Shares, or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to a fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

    FOREIGN SECURITIES. The SM&R Alger Funds may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or U.S. dollar-denominated securities of foreign issuers which are not subject to the 20% foreign securities limitation. ADRs and ADSs are traded in U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

    These funds are required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

                           MANAGEMENT OF THE COMPANY

    The Board of Directors has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The directors, in turn, elect the officers of the Fund who are responsible for administering day-to-day operations of the Fund.

    Information about each of the officers and directors of the Fund is set forth below. Unless otherwise indicated, the address of an officer or director is 2450 South Shore Boulevard, Suite 400, League City, Texas 77573. Directors who are deemed to be

"interested persons" of the Fund, as defined in the 1940 Act, are indicated by an asterisk(*).

                                 POSITIONS HELD                PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AND AGE           WITH THE FUND                  DURING PAST 5 YEARS
----------------------       ----------------------  ------------------------------------------
Ernest S. Barratt, Ph.D.(1)  Director                Marie B. Gale Centennial Professor in
Age 74                                               Psychiatry Professor and Chief,
Department of Psychiatry                             Psychodiagnostic Service and Cognitive
and Behavioral Sciences,                             Neuroscopic Laboratory, Department of
University of Texas Medical                          Psychiatry and Behavioral Sciences,
Branch,                                              University of Texas Medical Branch, a
Galveston, Texas 77555-0189                          medical school and hospital system, 1962
                                                     to present; Director of American National
                                                     Investment Accounts, Inc. (Investment
                                                     Accounts), another investment company
                                                     advised by SM&R, 1990 to present.

Michael W. McCroskey*        Director and President  President, Chief Executive Officer,
Age 56                                               Director and member of the Executive
                                                     Committee of SM&R, June 1994 to present;
                                                     President and Director of the Fund, June
                                                     1994 to present; President and Director of
                                                     SM&R Growth Fund, Inc., SM&R Equity Income
                                                     Fund, Inc., and SM&R Balanced Fund, Inc.
                                                     (the SM&R Equity Funds), each an
                                                     investment company advised by SM&R, June
                                                     1994 to present; President and Director of
                                                     Investment Accounts, June 1994 to present;
                                                     Executive Vice President, American
                                                     National, 1971 to present; Vice President
                                                     of Standard Life and Accident Insurance
                                                     Company, 1988 to present; Assistant
                                                     Secretary of American National Life
                                                     Insurance Company of Texas, 1986 to
                                                     present, Vice President, Investments of
                                                     American National Property and Casualty
                                                     Company, 1994 to present; Vice President,
                                                     Pacific Property and Casualty, 1996 to
                                                     present, life, health and accident
                                                     insurance companies in the American
                                                     National Family of Companies; Vice
                                                     President, Garden State Life Insurance
                                                     Company, 1994 to present; President and
                                                     Director, ANREM Corporation, 1977 to
                                                     present; President and Director of ANTAC
                                                     Corporation, 1995 to present; Director,
                                                     Comprehensive Investment Services, Inc.
                                                     since 1997.

Allan W. Matthews*(1)(2)     Director                Program Officer, The Moody Foundation (a
Age 34                                               charitable foundation), April 1991 to
7114 Youpon                                          present; Director of Investments Accounts,
Galveston, Texas 77551                               1997 to present.

                                 POSITIONS HELD                PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AND AGE           WITH THE FUND                  DURING PAST 5 YEARS
----------------------       ----------------------  ------------------------------------------
Lea McLeod Matthews*(2)      Director                Communications Consultant, Texas
Age 37                                               Association of School Boards, 1999 to
#8 Kern Ramble                                       present; Publications Editor, National
Austin, Texas 78722                                  Western Life Insurance Co., 1990 to 1999;
                                                     Associate in Customer Service Designation
                                                     (ACS); Director of Investment Accounts,
                                                     1994 to present; Director of Garden State
                                                     Life Insurance Company, 1993 to present;
                                                     Director of Kids Exchange of Austin (a
                                                     non-profit corporation), 1996 to 1998;
                                                     Consultant to Austin Writers League.

Ann McLeod Moody*(2)         Director                Director of Moody Gardens, Inc., 1994 to
Age 62                                               present; Director of Bank of Galveston,
5 Colony Park Drive                                  National Association, 1989 to present;
Galveston, Texas 77551                               Director of The Westcap Corporation, 1990
                                                     to present; Director of Seal Fleet, Inc.,
                                                     1972 to 1996; Director of Investments
                                                     Accounts, 1997 to present.

Edwin K. Nolan(1)            Director                Investor and Attorney, Law Offices, Edwin
Age 56                                               K. Nolan, P. C., Canyon Lake, Texas, 1977
1271 Jonas Drive                                     to present; Director/Owner, Canyon Lake
Canyon Lake, Texas 78133                             Aviation, Inc. (Aviation Service), Canyon
                                                     Lake, Texas, 1986 to present;
                                                     Director/Owner, Canyon Lake Airport, Inc.
                                                     (Airport), Canyon Lake, Texas, 1985 to
                                                     1995; Director, Hancock Mini Mart, Inc.,
                                                     1995 to present; Director of Investments
                                                     Accounts, 1997 to present.

Robert V. Shattuck, Jr.      Director                Attorney, Law Offices of Robert V.
Age 58                                               Shattuck, Jr., Galveston, Texas, 1986 to
1013 23rd Street                                     present; Director of Investments Accounts,
Galveston, Texas 77550                               1997 to present.

Jamie G. Williams            Director                Academic Language Therapist and
Age 53                                               Educational Consultant, 1974 to present;
3328 Stanford                                        Director of The Learning Therapist
Dallas, Texas 75225                                  Graduate Certificate Program, 1986 to
                                                     1995; Adult Assessment Clinic and
                                                     Adolescent Academic Development Programs,
                                                     Division of Evening, Summer and Continuing
                                                     Studies, Southern Methodist University,
                                                     1994 to 1995; Adjunct Instructor in
                                                     Department of Psychology, Dedman College,
                                                     Southern Methodist University, 1988 to
                                                     1995; Director of Investments Accounts,
                                                     1997 to present.

Frank P. Williamson          Director                Retired Owner of Professional Pharmacy,
Age 67                                               1964 to 1998; Director of Investments
301 Barracuda                                        Accounts, 1997 to present.
Galveston, Texas 77550

                                 POSITIONS HELD                PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AND AGE           WITH THE FUND                  DURING PAST 5 YEARS
----------------------       ----------------------  ------------------------------------------
Emerson V. Unger, C.L.U.     Vice President          Vice President of SM&R and the SM&R Equity
Age 53                                               Funds since 1983; and Vice President of
                                                     the Investment Accounts since 1991.

Brenda T. Koelemay - Vice    Vice President and      Vice President and Treasurer of SM&R, the
President and Treasurer      Treasurer               SM&R Equity Funds, and Investment Accounts
Age 45                                               since 1992; Treasurer of Comprehensive
                                                     Investment Services, Inc. since 1997;
                                                     Senior Manager, KPMG Peat Marwick LLP,
                                                     July 1980 to April 1992.

Teresa E. Axelson            Vice President and      Vice President and Secretary of SM&R and
Age 52                       Secretary               the SM&R Equity Funds since 1983; Vice
                                                     President and Secretary of the Investment
                                                     Accounts since 1991.

------------------------

*   "Interested persons" as defined by the 1940 Act.

(1) Member of the Fund's audit committee.

(2) Mr. Matthews and Ms. Matthews are children of Mrs. Ann McLeod Moody.

                           REMUNERATION OF DIRECTORS

    Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee meeting attended. Each director receives a fee, allocated among the funds, which consists of an annual retainer component and a meeting fee component.

    Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1999 for each director of the Fund. Though the SM&R Alger Funds were not in existence during the fiscal year ended August 31, 1999, the directors received compensation from the Fund in connection with their directorial services relating to the previously existing funds of the Fund.

                                                                                     TOTAL
                                                   PENSION OR                     COMPENSATION
                                                   RETIREMENT                      FROM FUNDS
                                                    BENEFITS       ESTIMATED       MANAGED BY
                                   AGGREGATE       ACCRUED AS       ANNUAL        SM&R (INCL.
                                  COMPENSATION    PART OF FUND   BENEFITS UPON     ONE OTHER
DIRECTOR                           FROM FUND        EXPENSES      RETIREMENT         FUND)
--------                         --------------   ------------   -------------   --------------
Ernest S. Barratt, Ph.D........      $4,000           None           None            $8,000
Allan W. Matthews..............      $4,000           None           None            $8,000
Lea McLeod Matthews............      $4,000           None           None            $8,000
Michael W. McCroskey...........      $    0           None           None            $    0
Ann McLeod Moody...............      $4,000           None           None            $8,000
Edwin K. Nolan.................      $4,000           None           None            $8,000
Robert V. Shattuck, Jr.........      $4,000           None           None            $8,000
Jamie G. Williams..............      $4,000           None           None            $8,000
Frank P. Williamson............      $4,000           None           None            $8,000

    Directors of the Fund who are affiliated with SM&R receive no compensation for attendance at Board or committee meetings. No officer receives compensation from the Fund. Officers and directors of the Fund affiliated with SM&R may, however, receive indirect compensation from the Fund to the extent the Fund pays underwriting commissions and investment advisory and service fees to SM&R. During the year ended August 31, 1999, the Fund paid or accrued approximately $36,356 to directors for fees and expenses in attending meetings of the Board.

                      POLICY REGARDING PERSONAL INVESTING

    Each Fund, its investment adviser and principal underwriter have adopted codes of ethics under rule 17j-1 of the Investment Company Act of 1940.

    The following policies have been made a part of the Fund's Code of Ethics.

    A portfolio manager must use extreme care to avoid even the appearance of a conflict of interest in trading in any personal account (or an account in which he has a beneficial interest). Accordingly, a portfolio manager may not trade in (or otherwise acquire) any security for his personal account if that same security is held in, or is being considered as a potential acquisition by, any of the funds. Any beneficial interest in a security held by a portfolio manager must be sold at least 24 hours prior to any investment by the funds. The following exceptions apply:

    (1) Any beneficial interest in a security owned at the time of employment may be held or traded at any time other than within 24 hours of a trade in the funds for the same or related security. Dividends in that security may be re-invested in accordance with a formal plan offered by the issuer;

    (2) Any beneficial interest in a security acquired by devise or bequeath may be held or traded at any time other than within 24 hours of a trade in the funds for the same or related security;

    (3) Any beneficial interest in a security issued by the Government or any Agency of the United States, a State, or any political subdivision thereof may be traded or held; and

    (4) Any beneficial interest in a security for which a written approval is first obtained from the President & CEO may be traded or held.

    Furthermore, portfolio managers are prohibited from acquiring any security of an initial public offering and must receive prior written approval from SM&R's Chief Executive Officer before investing in any private placement securities.

            PERSONAL INVESTING BY OTHER SM&R OFFICERS AND EMPLOYEES

    Officers and employees of the Fund other than portfolio managers may trade in (or otherwise acquire) or hold any security for their own account (or an account in which he has beneficial interest). However, the trade must not occur within 24 hours of a trade in the funds for the same or related security.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of September 1, 2000, no officer of director of the Fund owned shares of the SM&R Alger Funds.

                         CONTROL AND MANAGEMENT OF SM&R

    SM&R has been the investment adviser, manager and underwriter of the Fund since the Fund began business in 1992. SM&R acts pursuant to a written agreement periodically approved by the directors or shareholders of the Fund. SM&R is also the investment adviser and underwriter of the SM&R Equity Funds and American National Investment Accounts, Inc. ("Investment Accounts"). SM&R's address is that of the Fund.

    SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"), a Texas life insurance company with its principal offices in Galveston, Texas. As of December 1, 1999, the Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owned approximately 23.7% of American National's common stock and the Libbie S. Moody Trust, a private trust, owned approximately 37.6% of such shares. The trustees of the Moody Foundation are Robert L. Moody ("RLM"), Chairman of the Board of Directors of American National, Frances Moody Newman and Ross R. Moody. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R also is investment adviser to the SM&R Equity Funds, which are three other registered investment companies, Investment Accounts, which is an investment company used to fund benefits under contracts issued by American National and for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R does and may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.

    The Bank is trustee of the Libbie S. Moody Trust. RLM is Chairman of the Board and President, Chief Executive Officer of the Bank, President and Director of Moody Bancshares, Inc. ("Bancshares"), the sole shareholder of Moody Bank Holding Company, Inc. ("MBHC"), and President and Director of MBHC, the Bank's controlling shareholder. As of December 1, 1999, the Three R Trusts, trusts established by RLM for the benefit of his children, owned 100% of Bancshares' Class B stock (which elects a majority of Bancshares' and MBHC's directors) and 47.5% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., who is also a director of American National and a partner in Greer, Herz & Adams, L.L.P., 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the Fund, the other American National Funds, Investment Accounts and SM&R.

    The following persons are affiliated with the Fund and SM&R in the specified capacities:

    - Michael W. McCroskey, President and Director of the Fund, is also President, Chief Executive Officer, Director and a member of the Executive Committee of SM&R, and President and Director of the SM&R Equity Funds and Investment Accounts;

    - Emerson V. Unger, Vice President of the Fund, is also Vice President of SM&R and Vice President of the SM&R Equity Funds and Investment Accounts;

    - Teresa E. Axelson, Vice President, Secretary of the Fund, is also Vice President and Secretary of SM&R, Investment Accounts, and the SM&R Equity Funds;

    - Brenda T. Koelemay, Vice President and Treasurer of the Fund, is also Vice President and Treasurer of SM&R, the Investment Accounts and the SM&R Equity Funds.

                INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

    Pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between the Fund, on behalf of the SM&R Alger Funds, and SM&R dated
             , 2000, the Board delegated to SM&R the responsibility of managing the investment and reinvestment of the SM&R Alger Funds' assets, including the placing of orders for the purchase and sale of portfolio securities, and the providing and evaluating of economic, statistical and financial information to formulate and implement SM&R Alger Fund investment programs. Through an
investment sub-advisory agreement dated              , 2000 (the "Subadvisory
Agreement"), SM&R has delegated these responsibilities to Alger Management, One World Trade Center, Suite 9333, New York, NY 10048. Alger Management has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. Alger Management makes investment decisions for each SM&R Alger Fund and continuously reviews and administers the SM&R Alger Funds' investment programs. SM&R monitors Alger Management's buying and selling of securities and administration of the SM&R Alger Funds' investment programs. For these services, the SM&R Alger Funds pay SM&R and investment advisory fee.

INVESTMENT ADVISORY FEE AND SUB-ADVISORY FEE

    Under the Advisory Agreement with the Fund, SM&R receives the following investment advisory fees, expressed as a percentage of each SM&R Alger Fund's average daily net asset value:

                                                                  ANNUAL
SM&R ALGER FUND                                               PERCENTAGE RATE
---------------                                               ---------------
SM&R Alger Growth Fund......................................       0.85%
SM&R Alger Small-Cap Fund...................................       1.00%
SM&R Alger Aggressive Growth Fund...........................       1.05%
SM&R Alger Technology Fund..................................       1.35%

    Because the SM&R Alger Funds were not in existence during the fiscal year ended August 31, 1999, no advisory fees were paid to SM&R during that time.

    Pursuant to the Sub-advisory Agreement, SM&R will be responsible for paying a sub-advisory fee to Alger Management for each of the SM&R Alger Funds. No SM&R Alger Fund is responsible for paying a sub-advisory fee directly. The Sub-advisory Agreement spells out the sub-advisory fee and other expenses that SM&R must pay to Alger Management. The sub-advisory fee is expressed as a percentage of each SM&R Alger Fund's average daily net asset value. SM&R pays Alger Management a sub-advisory fee based on the following schedule:

                                                                  ANNUAL
SM&R ALGER FUND                                               PERCENTAGE RATE
---------------                                               ---------------
SM&R Alger Growth Fund......................................       0.50%
SM&R Alger Small-Cap Fund...................................       0.60%
SM&R Alger Aggressive Growth Fund...........................       0.60%
SM&R Alger Technology Fund..................................       0.60%

    Because the SM&R Alger Funds were not in existence during the fiscal year ended August 31, 1999, no sub-advisory fees were paid during that time.

    The Advisory Agreement and the Sub-advisory Agreement will continue in effect from year to year so long as such continuance is specifically approved at least annually by the Board or by a vote of majority of the outstanding voting securities of the SM&R Alger Funds, and in either case by the specific approval of a majority of the directors who are not parties to such Agreement or "interested persons" (as such term is defined in the 1940 Act) of any such parties, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without the payment of any penalty, by vote of the Board or by vote of the holders of a majority of the outstanding voting securities of the SM&R Alger Funds, or by SM&R, upon 60 days written notice to the other party. The Advisory Agreement terminates automatically in the event of its assignment, as such term is defined in the 1940 Act. The Sub-advisory Agreement may be terminated at any time, without the payment of any penalty, by vote of the Board or by the vote of the holders of a majority of the outstanding voting securities of the SM&R Alger Funds, or by SM&R, upon 60 days written notice to the other party. The Sub-advisory Agreement terminates automatically in the event of its assignment, as such term is defined in the 1940 Act.

                         FUND ADMINISTRATION AGREEMENT

    Under a Fund Administration Agreement between the Fund, on behalf of the
SM&R Alger Funds, and SM&R dated              , 2000 (the "Administration
Agreement"), SM&R provides all non-investment related management, executive, administrative and operational services to the SM&R Alger Funds. Pursuant to the Administration Agreement, SM&R also acts as transfer agent for the SM&R Alger Funds' authorized and issued shares and as dividend disbursing agent.

    In its capacity as administrator under the Administration Agreement, SM&R furnishes and pays for the services of all officers and employees necessary to perform the executive, administrative, clerical and bookkeeping functions of the SM&R Alger Funds. SM&R's duties as administrator include, among other things: administering the SM&R Alger Funds' affairs; maintaining office facilities; processing purchase orders and redemption requests and providing clerical, accounting, data processing, bookkeeping and certain other services required by the SM&R Alger Funds.

    In its capacity as transfer agent and dividend disbursing agent under the Administration Agreement, SM&R's duties include, but are not limited to: dividend disbursements and transfer agency services; maintaining shareholder accounts; preparing shareholder meeting lists and mailing and tabulating proxies; mailing shareholder reports and other materials to shareholders; tax withholding; and "blue sky" related services.

EXPENSES BORNE BY THE FUND

    Pursuant to the Administration Agreement, the Fund pays other SM&R Alger Fund expenses, such as interest, taxes, commissions and other expenses incidental to portfolio transactions, Securities and Exchange Commission fees, Service Fees, Distribution Fees, fees of the Custodian (see "The Custodian" herein), auditing and legal expenses, fees and expenses of qualifying SM&R Alger Fund shares for sale and maintaining such qualifications under the various state securities laws where SM&R Alger Fund shares are offered for sale, fees and expenses of directors not affiliated with SM&R, costs of maintaining corporate existence, costs of printing and mailing prospectuses and shareholder reports to existing shareholders and expenses of shareholders' meetings.

ADMINISTRATION FEE

    Under the Administration Agreement, SM&R receives from each SM&R Alger Fund an administration fee for providing fund administration. The fee is computed by applying to the aggregate average daily net asset value of each SM&R Alger Fund each month one-twelfth (1/12th) of the annual rate of 0.25%. Because the SM&R Alger Funds were not in existence during the fiscal year ended August 31, 1999, no administration fees were paid to SM&R during that time.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

    Decisions to buy and sell securities and other financial instruments for an SM&R Alger Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Directors. Although investment requirements for each SM&R Alger Fund are reviewed independently from those of the other accounts managed by Alger Management and those of the other SM&R Alger Funds, investments of the type the SM&R Alger Funds may make may also be made by these other accounts or SM&R Alger Funds. When an SM&R Alger Fund and one or more other SM&R Alger Funds or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by an SM&R Alger Fund or the size of the position obtained or disposed of by an SM&R Alger Fund.

    Transactions in equity securities are in many cases effected on U. S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U. S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U. S. Government securities may be purchased directly from the U. S. Treasury or from the issuing agency or instrumentality.

    To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, as well as other regulatory requirements, the Fund's Board of Directors has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the SM&R Alger Fund involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the SM&R Alger Fund's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the SM&R Alger Fund except pursuant to exemptive rules or orders adopted by the SEC.

    In selecting brokers or dealers to execute portfolio transactions on behalf of an SM&R Alger Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the SM&R Alger Fund involved, the other SM&R Alger Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger Management's fees under its agreements with the SM&R Alger Funds are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Directors will periodically review the commissions paid by the SM&R Alger Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the SM&R Alger Funds.

                           DESCRIPTION OF FUND SHARES

CAPITAL STOCK

    The SM&R Alger Funds are four separate series of the Fund. The Fund also has four previously existing series: SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund, and SM&R Money Market Fund. These four existing series are not offered in the Prospectus or this Statement of Additional information. They are described in a separate prospectus and a separate statement of additional information.

    Each share of each SM&R Alger Fund has a par value of $0.01 per share. The
combined authorized capital stock for the SM&R Alger Funds is         shares,
divided as follows: SM&R Alger Growth Fund,         shares, SM&R Alger Small-
Cap Fund,         shares; SM&R Alger Aggressive Growth Fund,         shares; and
SM&R Alger Technology Fund,         shares. The SM&R Alger Funds are each
divided into two Classes of shares of common stock designated as Class A (front-end load) and Class B (back-end load).

    Each SM&R Alger Fund is, for investment purposes, considered a separate investment fund. The shares of each SM&R Alger Fund, when issued, will be fully paid and non-assessable, will have no conversion, preemptive, or other subscription rights, and will be freely transferable and redeemable. Each SM&R Alger Fund bears its own liabilities and its proportionate share of the general liabilities of the Fund.

    Each share of capital stock represents an interest in the assets of a particular SM&R Alger Fund and has no interest in the assets of any other SM&R Alger Fund. Shares of an SM&R Alger Fund are equal with respect to distributions from income and capital gains, except as described below. In the event of liquidation, each share of a fund is entitled to an equal portion of all the assets of that fund after all debts and expenses have been paid.

    Each Class of shares of a particular SM&R Alger Fund represents an interest in the same portfolio of investments, and each Class has the same rights as the other Class, except that each Class bears its own expenses and its proportionate share of the general liabilities of each SM&R Alger Fund. The net income attributable to each Class and the dividends payable on the shares of that Class will be reduced by the amount of the service and distribution (12b-1) fees of that Class and any Class-specific expenses. Class B shares are subject to higher distribution fees, which will cause Class B to have a higher expense ratio and pay lower dividends than the Class A shares.

    Each SM&R Alger Fund bears its proportionate share of the Fund's general expenses not susceptible of direct allocation. Such general expenses include the Fund's organizational expenses, directors' fees and joint fidelity bonds, which are pro-rated based on the relative amount of each SM&R Alger Fund's assets, and prospectus and shareholder report expenses, which are pro-rated based on the relative number of each fund's shareholders.

VOTING RIGHTS

    Within the respective SM&R Alger Funds, all shares have equal voting, participation, and liquidation rights, but do not have cumulative voting rights. With respect to election of directors, non-cumulative voting means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they so choose, and in such event, holders of the remaining shares will not be able to elect any directors.

    On certain matters, such as the election of directors, all shares of the Fund vote together, with each share having one vote. On other matters affecting a particular SM&R Alger Fund, such as the Investment Advisory Contract or fundamental investment policies, only shares of that SM&R Alger Fund are entitled to vote, and a majority of the shares of that SM&R Alger Fund are required for approval of the proposal. On matters affecting a particular Class of an SM&R Alger Fund, only shares of that Class of the Fund are entitled to vote, and a majority of the shares of that Class are required for approval of the proposal.

                  PURCHASE, REDEMPTION, AND PRICING OF SHARES

    Certificates representing shares purchased are not issued. Investors have the same ownership rights with respect to shares purchased as if certificates had been issued. A confirmation will be sent to the investor promptly after each share purchase.

    All purchases must be in (or payable in) U.S. dollars. All checks must be drawn in U.S. dollars on a U.S. bank. Investors will be subject to a service charge on dishonored checks. The SM&R Alger Funds reserve the right to reject any order for the purchase of their shares when in the judgment of management such rejection is in the best interests of the SM&R Alger Funds.

DETERMINATION OF NET ASSET VALUE

    The net asset value per share for each Class of the SM&R Alger Funds is determined by adding the market value of the portfolio securities and other assets of that Class (including dividends accrued but not collected), subtracting liabilities of that Class (including accrued expenses), and dividing the result by the number of shares outstanding of the relevant Class. Net asset value is currently determined as of 3:00 p.m. Central Time on each day that the New York Stock Exchange is open for trading. Although the legal rights of the Classes of an SM&R Alger Fund are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.

    Expenses and fees of each such SM&R Alger Fund, including the advisory fee and the expense limitation reimbursement, if any, are accrued daily and taken into account in determining net asset value. The portfolio securities of the SM&R Alger Funds are valued as of the close of trading on each day when the New York Stock Exchange is open for trading. Securities listed on national securities exchanges are valued at the last sales price on such day, or if there is no sale, then at the closing bid price therefor on such day on such exchange. The value of unlisted securities is determined on the basis of the latest bid prices therefor on such day. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities in corporate short-term notes are valued at cost plus amortized discount, which approximates market value. If no quotations are available for a security or other property, it is valued at fair value as determined in good faith by the Board on a consistent basis.

DETERMINATION OF OFFERING PRICE

    Full and fractional shares of the SM&R Alger Funds are purchased at the offering price, which is the net asset value next determined after receipt of a purchase plus any applicable sales charge. The sales charge is a percentage of the net asset value per share and will vary as shown below. Purchases received by SM&R at its office in League City,

Texas prior to 3:00 p.m., Central Time, on any day that the New York Stock Exchange is open for trading, will be executed at the applicable offering price determined on that day. Purchases received thereafter will be executed at the offering price determined on the next day that the New York Stock Exchange is open for trading.

    CLASS A SHARES (FRONT-END LOAD). Class A shares are subject to an initial sales charge of up to 5.00% of the public offering price and an annual 12b-1 fee of 0.35% of the average daily net assets of the Class A shares. For amounts invested over certain levels, or "breakpoints" (beginning at $50,000), you pay reduced sales charges. Certain purchasers of Class A shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Special Purchase Plans" below and "Sales Charge Reductions and Waivers" in the Prospectus. If you invest $1 million or more in Class A shares, there is no initial sales charge, but such shares will be subject to a contingent deferred sales charge ("CDSC") of 1.00% of the net asset value on redemptions within 13 months of purchase.

    The offering price of Class A shares is the next determined net asset value plus a sales charge (expressed as a percentage of the offering price) shown in the following table:

                                                SALES CHARGE AS A   SALES CHARGE AS A
                                                  % OF OFFERING        % OF AMOUNT
AMOUNT OF INVESTMENT                                  PRICE             INVESTED
--------------------                            -----------------   -----------------
Less than $50,000.............................          5.00%             5.30%
$50,000 but less than $100,000................          4.50%             4.70%
$100,000 but less than $250,000...............          3.50%             3.60%
$250,000 but less than $500,000...............          2.50%             2.60%
$500,000 but less than $1,000,000.............          1.50%             1.50%
$1,000,000 and over...........................      See Below              None

INVESTMENTS OF $1 MILLION OR MORE.

    If you invest $1 million or more in Class A shares, you do not pay any "front-end" sales charge. However, you will pay a contingent deferred sales
(CDSC) of 1.00% of the offering price if you redeem shares purchased without a "front-end" sales charge, within 13 months after you bought them. The CDSC will be calculated in the same manner as for Class B shares as described below.

REDUCTION AND/OR WAIVER OF CLASS A SALES CHARGES

    You can reduce your sales charge on purchases of Class A shares of the SM&R Alger Funds, through one or more of the following programs. YOU HAVE SOLE RESPONSIBILITY OF NOTIFYING SM&R THAT YOU QUALIFY UNDER ONE OF THESE CATEGORIES.

    DISCOUNTS THROUGH CONCURRENT PURCHASES. To qualify for a reduced sales charge on Class A shares, you may combine concurrent purchases of Class A shares of funds managed by SM&R on which you paid a front end sales charge. Investors that are eligible to combine concurrent purchases to qualify for a reduced sales charge include:

    (1) Any individual

    (2) Any individual, his or her spouse, and trusts or custodial accounts for their minor children;

    (3) A trustee or fiduciary of a single trust estate or single fiduciary account;

    (4) Tax-exempt organizations specified in sections 501(c)(3) or (13) of the Internal Revenue Code, or employees' trusts, pension, profit sharing, or other employee benefit plans qualified under section 401 of the Internal Revenue Code; and

    (5) Employees (or employers on behalf of employees) under any employee benefit plan not qualified under section 401 of the Internal Revenue Code.

    Purchases in connection with employee benefit plans not qualified under section 401 of the Internal Revenue Code will qualify for the above quantity discounts only if the fund will realize economies of scale in sales effort and sales related expenses as a result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the funds prospectus available to individual investors or employees, forwarding investments by such employees to the funds and the like.

    Contact SM&R or your registered representative for a list of the funds managed by SM&R.

    DISCOUNTS THROUGH A RIGHT OF ACCUMULATION. If you already own Class A or T shares of a fund managed by SM&R, on which you paid a front-end sales charge, you may receive a discount when you buy additional shares. The current net asset value of the shares you already own may be "accumulated"--i.e., combined together with the dollar amount being invested--to achieve quantities eligible for discount.

    LETTER OF INTENT. You may qualify for a reduced sales charge on purchases of Class A shares of funds managed by SM&R by completing the Letter of Intent section of the account application. Under a Letter of Intent, an investor expresses an intention to purchase, within 13 months of the initial investment, a specified amount of Class A shares of fund or funds managed by SM&R which, if made concurrently, would qualify for a reduced sales charge. Upon execution of the Letter of Intent, the investor must make a minimum initial investment equal to ten percent (10%) of the amount necessary to qualify for the applicable reduced sales charge. To assure that the full applicable sales charge will be paid if the intended purchase is not completed, five percent (5%) of the total intended purchase amount will be held in escrow in shares registered in the investor's name. Shares held in escrow under a Letter of Intent are not eligible for the exchange privilege until the Letter of Intent is completed or cancelled. A Letter of Intent does not represent a binding obligation on the part of the investor to purchase or the funds to sell the full amount of the shares specified.

    CLASS B SHARES (BACK-END LOAD). An investor pays no initial sales charge upon the purchase of Class B shares, but such shares are subject to a CDSC that declines from 5.00% to zero, calculated as a percentage of the amount invested, imposed on certain redemptions made within four years of purchase. Class B shares are subject to an annual 12b-1 fee of 1.00% of the average daily net asset value of the Class B shares.

    Class B shares are sold at net asset value subject to a contingent deferred sales charge (expressed as a percentage of the net asset value) shown in the following table:

                                                   CONTINGENT DEFERRED SALES CHARGE
                                                     (AS A % OF THE LESSER OF THE
YEARS SINCE PURCHASE                               OFFERING PRICE OR REDEMPTION FEE)
--------------------                               ---------------------------------
Year 1...........................................                 5.00%
Year 2...........................................                 4.00%
Year 3...........................................                 3.00%
Year 4...........................................                 2.00%
Year 5...........................................                 1.00%
Year 6...........................................                  None

    If the net asset value of shares being redeemed has increased above the initial purchase price, no CDSC is imposed on amounts attributable to such increase in net asset value. No CDSC is assessed on shares derived from reinvestment of dividends or capital gain distributions. The Fund will minimize any applicable CDSC payable by assuming that an investor (i) first redeems Class B shares owned through reinvested dividends and capital gains distributions, and
(ii) next redeems Class B shares held the longest.

CLASS B WAIVERS OF CONTINGENT DEFERRED SALES CHARGE

    The CDSC will be waived on the following redemptions of Class B shares:

    (1) 12% FREE AMOUNT. We waive the CDSC on redemptions pursuant to a systematic withdrawal plan of up to 12% of the account value per year. We apply this 12% waiver on a per fund basis to the account value determined at the time you elect a systematic withdrawal plan. (Remember that the CDSC does not apply to appreciation and reinvested dividends. Redemptions from appreciation and reinvested dividends, which occur first, do not count toward the 12% free amount)

    (2) DEATH OR DISABILITY. We waive the CDSC on redemptions of Class B shares following the shareholder's death or disability, so long as:

       (a) the disability began after shares were purchased;

       (b) SM&R is notified of such death or disability at the time of the redemption request and receives satisfactory evidence of such death or disability;

       (c) the redemptions are made within one year following the death or initial determination of disability; and

       (d) the shares were held at the time of death or initial determination of disability.

        For purposes of this waiver, the death or disability must meet the definition in Section 72(m)(7) of the Internal Revenue Code (the "Code"). If the shares are held in a joint account, then all registered joint owners must be dead or disabled.

    (3) MINIMUM REQUIRED DISTRIBUTIONS. We will waive the CDSC on redemptions of Class B shares in connection with certain distributions from four types of qualified retirement plans: IRAs, custodial account maintained pursuant to Code Section 403(b), deferred compensation plans qualified under code 457 and plans qualified under Code Section 401. To qualify for the waiver, the redemption must meet one of the following:

       (a) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older to the extent it does not exceed 12% annually of the participant's or beneficiary's account value;

       (b) tax-free rollovers or transfers of assets to another IRA,
           Section 403(b) plan, Section 457 plan or Section 401 plan invested in Class B shares of one or more funds managed by SM&R;

       (c) tax-free returns of excess contributions or returns of excess deferral amounts; and distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.

    (4) SMALL ACCOUNTS. We waive the CDSC on redemptions by the funds of small accounts (accounts with a value less than $500).

    (5) SM&R INVESTMENTS. We waive the DCSC on redemptions of shares owned by SM&R or any of its affiliates.

FUND AND CLASS EXPENSES

    Expenses that are directly attributable to a particular Class of shares ("Class Expenses") will be borne solely by that Class. Class expenses include:

    (1) asset-based distribution fees and shareholder service fees;

    (2) transfer agency fees attributable to a particular Class;

    (3) expenses related to preparing, printing, mailing, and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific Class;

    (4) state and federal registration fees incurred by a specific Class;

    (5) litigation and other legal expenses relating to a particular Class;

    (6) directors' fees and expenses incurred as a result of issues relating solely to a particular Class;

    (7) accounting, audit, and tax expenses relating to a specific Class;

    (8) the expenses of administrative personnel and services required to support the shareholders of a specific Class; and

    (9) fees and other payments made to entities performing services for a particular Class, including account maintenance, dividend disbursing, or subaccounting services.

    Class Expenses may be waived or reimbursed by SM&R, the Fund's investment adviser and distributor. Investment advisory fees, custodial fees, and other expenses relating to the management of the Fund's assets shall not be allocated on a class-specific basis. Income, realized and unrealized capital gains and losses, and expenses that are not allocated to a specific Class shall be allocated to each Class on the basis of the proportionate net assets of that Class in relation to the net assets of the Fund.

                DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEE

    The Fund, on behalf of the SM&R Alger Funds, adopted a Distribution and Shareholder Servicing Plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that SM&R will provide distribution and/or shareholder services to the SM&R Alger Fund Classes.

                                                  DISTRIBUTION   SERVICE    TOTAL 12B-1
CLASS                                                 FEE          FEE          FEE
-----                                             ------------   --------   -----------
Class A Shares (Front-End Load) (CDSC)..........      0.35          0.0         0.35
Class B Shares (Back-End Load)..................      1.00          0.0         1.00

    The purpose of the Distribution Fee is to compensate SM&R, or enable SM&R to compensate other persons, including any distributor of shares of the Classes, for services that are primarily intended to result in or primarily attributable to the sale of the Classes ("Selling Services").

    "Selling Services" include the training and supervision of sales personnel; advertising, marketing, and other promotional expenses, including the costs of preparing and printing sales literature; printing prospectuses and statements of additional information and distributing them to prospective investors in Classes; and distributing shares of the Classes. Payments for Selling Services may include payment for overhead and other office expenses that are related to the distribution of the Classes. SM&R also may reimburse the expenses of persons who provide support services in connection with the distribution of the Classes, and may make payments to financial intermediaries that sell shares of the Classes. "Shareholder Services" include all forms of shareholder liaison services that SM&R deems appropriate, including maintaining shareholder accounts, providing shareholder liaison services, responding to customer inquiries, and providing shareholders with information on their investments and about the Classes.

    The 12b-1 Plan, and any related agreement, continues in effect with respect to a Class only if such continuance is specifically approved at least annually by either the Board or the shareholders of that Class and, in either case, by a majority vote of those directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of this Plan or in such agreement (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on this Plan and/ or the related agreement. The 12b-1 Plan may be terminated with respect to any Class at any time, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant Class.

    Any distribution and shareholder services agreement related to the 12b-1 Plan terminates automatically upon its assignment. Moreover, with respect to each Class, any distribution and shareholder services agreement related to that Class may be terminated at any time, without the payment of any penalty, (1) by the Board or by a vote of the Class' outstanding shareholders, on 60 days written notice to SM&R, or (2) by SM&R, on 60 days written notice to the Fund.

    The 12b-1 Plan provides that it may not be amended with respect to any Class of an SM&R Alger Fund to increase materially the amount of the fees described in such Plan without approval of the shareholders of the relevant Class. All material amendments to the Plan also must be approved by the Board in the manner described above and in the 12b-1 Plan.

    In each year during which this Plan remains in effect with respect to a Class, SM&R (and any other person authorized to direct the disposition of monies paid or payable by the relevant SM&R Alger Fund pursuant to the Plan or any related agreement) will prepare and furnish to the Board, and the Board will review, at least quarterly, written reports complying with the requirements of Rule 12b-1, which set out the amounts expended under this Plan and the purposes for which those expenditures were made. The obligations of the Fund and each SM&R Alger Fund under the 12b-1 Plan will not be binding upon any of the directors, shareholders, nominees, officers, employees or agents, whether past, present or future, of the Fund, individually, but are binding only upon the assets and property of the Fund and the relevant SM&R Alger Funds, as provided in the Fund's Articles of Incorporation.

    Because the SM&R Alger Funds were not in existence during the fiscal year ended August 31, 1999, no 12b-1 fees were paid by the SM&R Alger Funds during that time.

                             SPECIAL PURCHASE PLANS

AUTOMATIC INVESTMENT PLAN AND ELECTRONIC TRANSFERS

    The SM&R Alger Funds provide a convenient, voluntary method of purchasing their shares through an "Automatic Investment Plan" and through the use of the "Electronic Transfers" Plan. These plans are referred to as a "Plan" or "Plans." The principal purposes of such Plans are to encourage thrift by enabling investors to make regular purchases in amounts less than normally required, and to employ the principle of dollar cost averaging described below. INVESTORS SHOULD BE AWARE THAT ANY APPLICABLE SALES CHARGE WILL APPLY TO PURCHASES MADE THROUGH A PLAN.

    By acquiring shares of the SM&R Alger Funds on a regular basis pursuant to a Plan, or investing regularly on any other systematic plan, the investor takes advantage of the principle of Dollar Cost Averaging. Under Dollar Cost Averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. It is essential that the investor consider his or her financial ability to continue this investment program during times of market decline as well as market rise. The principle of Dollar Cost averaging will not protect against loss in a declining market, as a loss will result if the Plan is discontinued when the market value is less than cost.

    A Plan may be opened by indicating an intention to invest $50 or more (per individual) monthly for at least one year. The investor will receive a confirmation showing the number of shares purchased, purchase price, and subsequent new balance of shares accumulated.

    An investor has no obligation to invest regularly or to continue participating in a Plan, which may be terminated by the investor at any time without penalty. Under a Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless a shareholder instructs SM&R in writing to pay them in cash. SM&R reserves the right to increase or decrease the amount required to open and continue the Plan, and to terminate any shareholder's right to participate in the Plan if after one year the value of the amount invested is less than $500.

GROUP SYSTEMATIC INVESTMENT PLAN

    A Group Systematic Investment Plan is available for purchases of the SM&R Alger Funds. This Plan provides employers and employees with a convenient means for purchasing shares of the SM&R Alger Funds under various types of employee benefit and thrift plans, including payroll deduction and bonus incentive plans. The plan may be started with an initial cash investment of $500 ($100 per individual) for a group consisting of five or more participants. The shares purchased by each participant under the Plan will be credited to a separate account in the name of each investor in which all dividends and capital gains will be reinvested in additional shares of the applicable SM&R Alger Fund at net asset value (plus a sales charge, if applicable). Such reinvestments will be made at the start of business on the day following the record date for such dividends and capital gains distributions. To keep his or her account open, subsequent payments in the amount of $50 must be made into each participant's account. If the group is reduced to less than five participants, the minimums set forth under "Systematic Investment Plan and Electronic Transfer Service" shall apply. The plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days' prior written notice.

EXCHANGE PRIVILEGE

    You may make exchanges, without charge, between corresponding classes of shares of funds managed by SM&R on terms described in the Prospectus.

    We waive any sales charges on Class A shares acquired through an exchange if you previously paid a sales charge on amounts invested in those shares. In other words, we will never impose a front-end sales charge on the same investments twice. If the exchanged shares were acquired through reinvestment of dividends or capital gains distributions while in a Class that imposes a front-end sales charge, we deem amounts invested in those shares to have previously paid a sales charge for purposes of the exchange privilege. For example, assume you purchase Class A shares of the SM&R Alger Growth Fund. You then exchange your Class A shares for shares of the Money Market Fund (not offered in the Prospectus or this Statement of Additional Information) of the Fund. Later, you re-exchange those shares of the Money Market Fund for Class A shares of the SM&R Alger Small-Cap Fund. We would not impose any sales charge upon the re-exchange into Class A shares of the SM&R Alger Small-Cap Fund because you previously paid a sales charge on amounts invested in those shares.

    Shares of any fund held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.

    The exchange privilege does not give an investor the option or right to purchase securities, but is a revocable privilege permitted under the present policies of each of the SM&R Alger Funds. SM&R reserves the right to restrict the frequency of or otherwise modify, condition, terminate or impose additional charges upon the exchange privilege. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.

    The minimum number of shares of an SM&R Alger Fund that may be exchanged is the number of shares of that fund that have a net asset value on the date of such exchange that is equal to the minimum initial or subsequent investment, as the case may be, of the fund into which the exchange is being made.

                                   REDEMPTION

    Any shareholder may redeem all or any part of his shares by submitting a written request to SM&R as the Fund's agent for such purpose. Such requests must be duly executed by each registered owner, and must contain a signature guarantee. The signature guarantee carries with it certain statutory warranties relied upon by the transfer agent. This guarantee is designed to protect the investor, the funds, SM&R, and its representatives through the signature verification of each investor wishing to redeem or exchange shares.

    Signatures may be guaranteed by an "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission. Eligible guarantor institutions generally include banks, brokers, dealers, municipal securities dealers or brokers, government securities dealers or brokers, credit unions, national securities exchanges, registered securities associations and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program or an SM&R representative who has executed an agreement and received authorization from SM&R. WITNESSING OR NOTARIZATION IS NOT SUFFICIENT.

    No signature guarantees are required on the written request for redemption by a shareholder of record when payment is to be made to such shareholder of record at such shareholder's address of record and the value of the shares redeemed is $50,000 or less. In all other cases the signatures on the request for redemption must be guaranteed. On all redemption requests for joint accounts, the signatures of all joint owners are required. Redemptions may also be requested by telephone, see "HOW TO REDEEM" in the Shareholder's Guide. Corporations, executors, divorced persons, administrators, trustees or guardians will be required to submit further documentation. Any applicable CDSC must be paid upon redemption.

    Shares are redeemed at the net asset value per share next computed after the request is received in "Good Order" as set forth above. Any applicable CDSC must be paid at the time of redemption. (See "Important Facts About Redeeming" in the Shareholder's Guide). A shareholder may receive more or less than he paid for his shares, depending on the prevailing market value of the portfolio value of the SM&R Alger Fund being redeemed and the applicable CDSC.

    Redemption checks are delivered as soon as practicable and normally will be sent to the investor within seven days following the date on which redemption is made.

    At various times SM&R may be requested to redeem shares for which it has not yet received good payment for prior purchases of SM&R Alger Fund shares. Accordingly, proceeds of the SM&R Alger Funds will not be paid until good payment has been received which could be as much as ten (10) business days after the purchase, or until SM&R can verify that good payment (for example, cash or certified check on a United States bank) has been, or will be, collected for the purchase of such shares.

    The right of redemption is subject to suspension and payment therefor postponed during any period when the New York Stock Exchange is closed other than customary weekend or holiday closings, or during which trading on such Exchange is restricted; for any period during which an emergency exists, as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or for such other periods as the Commission has by order permitted such suspension for the protection of the Fund's security holders.

    The SM&R Alger Funds have made an election under the 1940 Act to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of
(i) $250,000 or (ii) 1% of the net asset value of the SM&R Alger Funds at the beginning of such period. The SM&R Alger Funds may pay the redemption price, if any, in excess of the amounts described above in whole or in part in portfolio securities, at the market value thereof determined as of the close of business next following receipt of the request in proper form, if deemed advisable by the Board of Directors. In such case a shareholder would incur brokerage costs if he sold the securities received.

                                     TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

    Each SM&R Alger Fund is treated as a separate entity for federal income tax purposes. The SM&R Alger Funds have elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The SM&R Alger Funds intend to distribute all of their net investment income and net realized capital gains to shareholders in a timely manner. Therefore, it is not expected that the SM&R Alger Funds will be required to pay federal income taxes.

    In order to qualify as a regulated investment company, the SM&R Alger Funds must meet several requirements. These requirements include the following: (1) at least 90% of each fund's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income derived in connection with the fund's investment business and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of each fund's assets must consist of cash, United States Government securities, securities of other regulated investment companies and other securities (limited generally with respect to any one issuer to not more than 5% of the total assets of each fund and not more than 10% of the outstanding voting securities of such issuer) and
(b) not more than 25% of the value of each fund's assets may be invested in the securities of any issuer (other than United States Government Securities or securities of other regulated investment companies) or of two or more issuers which the fund controls and which are determined to be engaged in similar or related trades or businesses.

    In addition, each SM&R Alger Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its taxable years. If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will be taxed as ordinary dividend income to the extent of such fund's available earnings and profits.

EXCISE TAX

    In order to avoid federal excise taxes, each SM&R Alger Fund is required to distribute to its shareholders at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending on October 31 (in addition to undistributed amounts from the prior year). The SM&R Alger Funds intend to declare and pay sufficient dividends in a manner that will comply with such distribution requirements but can give no assurances that their distributions will be sufficient to eliminate all such excise taxes.

DISTRIBUTIONS OF INVESTMENT INCOME AND CAPITAL GAINS

    For federal income tax purposes, any income or dividends derived from taxable investments which the shareholder receives from an SM&R Alger Fund, as well as any distributions derived from net short-term capital gains, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from net long-term capital gains will be taxable as long-term capital gains regardless of the length of time the shareholder has owned such fund's shares and regardless of whether such distributions are received in cash or in additional shares. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous years.

    Distributions which are declared in October, November, or December and paid to shareholders in January of the following year will be treated for tax purposes as if they had been received by the shareholders on December 31 of the year in which they were declared.

    At the end of each calendar year, the Fund will advise shareholders about the tax status of all distributions made during each taxable year, including the portion of the dividends which comprise taxable income, exempt income and interest income that is a tax preference item under the alternative minimum tax. Shareholders should consult a tax advisor about the application of state and local tax laws to these distributions and redemption proceeds received from the Fund.

    Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met within the fund. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of the distributions may be exempt from corporate income or franchise taxes.

    Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding taxes to distributions received by them from the Fund.

REDEMPTION OF FUND SHARES

    Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. The tax law generally requires that shareholders recognize a gain or loss in an amount equal to the difference between the amount received by the shareholder and the shareholder's tax basis. If the Fund shares are held as a capital asset, the shareholder will realize capital gain or loss and if the shares have been held for more than one year at the time of the redemption or exchange, the shareholder will realize long term gain or loss for federal income tax purposes. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long term capital loss to the extent of any long-term capital gains distributed to the shareholder on those shares. In addition, all or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent the shareholder buys other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. (Any loss disallowed under this rule will be added to the shareholder's tax basis in the new fund shares acquired during such period.)

BACKUP WITHHOLDING

    The Fund may be required to report to the Internal Revenue Service ("IRS") any taxable dividends or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the account application. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

NON-U.S. INVESTORS

    Ordinary dividends generally will be subject to U.S. income tax withholding. The non-U.S. investor's home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions and exchanges of Fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. Non-U.S. investors may wish to contact their tax advisors to determine the U.S. and non-U.S. tax consequences of an investment in the SM&R Alger Funds.

IMPORTANT: The Fund reserves the right to (1) refuse to open an account for any person failing to provide a taxpayer identification number, certified as correct and (2) close an account by redeeming its shares in full, at the then current net asset value, upon receipt of notice from the IRS that the taxpayer identification number certified as correct by the shareholder is in fact incorrect.

                           SYSTEMATIC WITHDRAWAL PLAN

    As described in the Prospectus under "Systematic Withdrawal Plan," the SM&R Alger Funds have a Systematic Withdrawal Plan pursuant to which shareholders having an account value of $5,000 or more may automatically withdraw a minimum of $50 monthly or quarterly. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares because of the sales charge or CDSC (as applicable) involved in additional purchases. A shareholder should carefully consider such purchases and contact his or her financial adviser regarding their advisability.

    A Systematic Withdrawal Plan provides for regular monthly or quarterly payments to the account investor or his designee through redemption of a portion of the shares held in the account. Some portion of each withdrawal may be taxable gain or loss to the account investor at the time of the withdrawal, the amount of the gain or loss being determined by the investment in the Fund's shares. The minimum, though not necessarily recommended, withdrawal amount is $50. Shares sufficient to provide the designated withdrawal payment are redeemed each month or quarterly on the 20th, or the next succeeding business day, and checks are mailed to reach the investor on or about the 1st of the following month. All income dividends and capital gains distributions are automatically reinvested at net asset value, without sales charge. Since each withdrawal check represents proceeds from the sale of sufficient shares equal to the withdrawal, there can be a reduction of invested capital, particularly in a declining market. If redemptions are consistently in excess of shares added through reinvestment of distributions, the withdrawals will ultimately exhaust the capital.

    The shareholder may designate withdrawal payments for a fixed dollar amount, as stated in the preceding paragraph, or a variable dollar amount based on (1) redemption of a fixed number of shares at monthly or quarterly intervals, or
(2) redemption of a specified and increasing fraction of shares held at monthly or quarterly intervals. To illustrate the latter option, if an investor wanted quarterly payments for a ten-year period, the first withdrawal payment would be the proceeds from redemption of 1/40th of the shares held in the account. The second payment would be 1/39th of the remaining shares; the third payment would be 1/38th of the remaining shares, etc. Under this option, all shares would be redeemed over the ten-year period, and the payment amount would vary each quarter, depending upon the number of shares redeemed and the redemption price.

    No charge is made for a non-qualified Systematic Withdrawal Plan, and the account investor may change the option or payment amount at any time upon written request received by SM&R no later than the month prior to the month of a scheduled redemption for a withdrawal payment. A Systematic Withdrawal Plan may also be terminated at any time by the account investor or the Fund without penalty.

    Occasionally certain limited types of qualified retirement plans are involved in making investments and withdrawals during the same year. Under such an arrangement, it is possible for the plan to be, in effect, charged duplicate sales charges. In order to eliminate this possibility, each SM&R Alger Fund will permit additional investments, without sales charge, equal to all sums withdrawn, providing the additional investments are made during the next twelve months following the withdrawal or redemption, and providing that all funds withdrawn were for the specific purpose of satisfying plan benefits of participants who have retired, become disabled or left the plan. Furthermore, for a qualified plan to qualify under this provision, the plan must include at least one participant who is a non-owner employee. The Fund and SM&R discourage shareholders from maintaining a withdrawal account while concurrently and regularly purchasing shares of the Fund although such practice is not prohibited.

                                THE UNDERWRITER

    SM&R serves as principal underwriter of the shares of all SM&R Alger Funds
pursuant to an Underwriting Agreement dated              , 2000 (the
"Underwriting Agreement"). Such Underwriting Agreement provides that it shall continue in effect only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the SM&R Alger Funds, and, in either case, by the specific approval of a majority of directors who are not parties to such agreement or not "interested" persons (as defined in the 1940 Act) of any such parties, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement was approved by the Board of Directors of
the Fund in accordance with such procedures at a meeting held on              ,
2000. The Underwriting Agreement may be terminated without penalty by vote of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the SM&R Alger Funds, or by SM&R, upon sixty
(60) days' written notice and will automatically terminate if assigned (as provided in the 1940 Act).

    As principal underwriter, SM&R continuously offers and sells shares of each SM&R Alger Fund through its own sales representatives and broker-dealers. As compensation for such services, SM&R receives the sales charge, which is the difference between the offering price at which shares are issued and the net asset value thereof.

    Broker-dealers or other securities dealers that have entered into selling agreements with SM&R may receive compensation from SM&R or an affiliated company in connection with selling shares of the any fund for which SM&R serves as investment adviser. Compensation may include financial assistance for conferences, shareholder services, automation, sales and training programs, or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to securities dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities dealers may not use certain sales to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.

    The Sales Charge allowance to broker-dealers for Class A shares are as follows:

PERCENTAGE                                                    CLASS A
----------                                                    --------
Net Amount Invested
  Maximum...................................................    4.9%
  Minimum...................................................    0.0%
Public Offering Price
  Maximum...................................................   4.25%
  Minimum...................................................    0.0%

                                   CUSTODIAN

    The cash and securities of the SM&R Alger Funds are held by SM&R, 2450 South Shore Boulevard, Suite 400, League City, Texas, pursuant to a Custodian
Agreement dated              . The Custodian holds and administers the SM&R
Alger Funds' cash and securities as provided for in such Custodian Agreement. The compensation paid to the Custodian is paid by the SM&R Alger Funds and is based upon and varies with the number, type, and amount of transactions conducted by the Custodian.

    SM&R, as custodian, will hold and administer the SM&R Alger Funds' cash and securities and maintain certain financial and accounting books and records as provided for in such Custodian Agreement.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

    SM&R, 2450 South Shore Boulevard, Suite 400, League City, Texas, is the transfer agent and dividend paying agent for the Fund pursuant to the Administration Agreement. A discussion of SM&R's duties as transfer agent is set forth above under "Fund Administration Agreement."

                                    COUNSEL

    The Fund's General Counsel is Greer, Herz & Adams, L.L.P. 18th Floor, One Moody Plaza, Galveston, Texas 77550.

                       AUDITORS AND FINANCIAL STATEMENTS

    Tait, Weller & Baker ("TWB"), 8 Penn Center, Philadelphia, PA 19103, serves as the Fund's independent auditors.

                        PERFORMANCE AND ADVERTISING DATA

    Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. Each SM&R Alger Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    Each SM&R Alger Fund's performance may be quoted in advertising in terms of yield or total return. All advertisements will disclose the maximum sales charge to which investments in shares of that fund may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. An investor should keep in mind when reviewing performance that past performance of a fund is not indicative of future results, but is an indication of the return to the investor only for the limited historical period.

    With respect to those categories of investors who are permitted to purchase shares of an SM&R Alger Fund at net asset value, sales literature pertaining to the fund may quote a current distribution rate, yield, total return, average annual total return and other measures of performance as described elsewhere in this Statement of Additional Information with the substitution of net asset value for the public offering price.

    Sales literature referring to the use of the Fund or any of the SM&R Alger Funds as a potential investment for Individual Retirement Accounts ("IRAs") and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

    Because the SM&R Alger Funds were not in existence during the fiscal year ended August 31, 1999, nor in any prior years, there is no performance data available for the SM&R Alger Funds.

                              PERFORMANCE MEASURES

    To help investors better evaluate how an investment in an SM&R Alger Fund might satisfy their investment objective, advertisements and other materials regarding the Fund or any of the SM&R Alger Funds may discuss various measures of fund performance, once that data becomes available, as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

    DOW JONES COMPOSITE AVERAGE OR ITS COMPONENT AVERAGES--an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

    STANDARD & POOR'S 500 STOCK INDEX OR ITS COMPONENT INDICES--an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    THE NEW YORK STOCK EXCHANGE COMPOSITE OR COMPONENT INDICES--unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

    LIPPER--MUTUAL FUND PERFORMANCE ANALYSIS AND LIPPER--FIXED INCOME FUND PERFORMANCE ANALYSIS--measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

    CDA MUTUAL FUND REPORT, PUBLISHED BY CDA INVESTMENT
TECHNOLOGIES, INC.--analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    MUTUAL FUND SOURCE BOOK, PUBLISHED BY MORNINGSTAR, INC.--analyzes price, yield, risk and total return for equity funds.

    FINANCIAL PUBLICATIONS: THE WALL STREET JOURNAL AND BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, AND MONEY MAGAZINES--provide performance statistics over specified time periods.

    CONSUMER PRICE INDEX (OR COST OF LIVING INDEX), PUBLISHED BY THE U.S. BUREAU OF LABOR STATISTICS--a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

    SALOMON BROTHERS BROAD BOND INDEX OR ITS COMPONENT INDICES--The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee Bonds.

    STANDARD & POOR'S BOND INDICES--measures yield and price of Corporate, Municipal, and Government bonds.

    SHEARSON LEHMAN BROTHERS AGGREGATE BOND INDEX OR ITS COMPONENT INDICES--The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage and Yankee Bonds.

    SHEARSON LEHMAN BROTHERS MUNICIPAL BOND INDEX (SLMBI) OR ITS COMPONENT INDICES--SLMBI measures yield, price and total return for the municipal bond market.

    BOND BUYER'S 20-BOND INDEX--an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

    BOND BUYER'S 30-BOND INDEX--an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

    HISTORICAL DATA supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill, Lynch, Pierce, Fenner & Smith, Lehman Bros. and Bloomberg, L.P.

    In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the portfolio of any of the SM&R Alger Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by any of the SM&R Alger Funds to calculate performance figures. In addition there can be no assurance that any series of the Fund will continue this performance as compared to such other averages.

                             PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)   1.a.  Registrant's Amended and Restated Articles of Incorporation are
            incorporated herein by reference to Exhibit (a)1.a. to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

      1.b. Registrant's Articles of Amendment dated December 7, 1998 are incorporated herein by reference to Exhibit (a)1.b. to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

      2. Registrant's Supplementary Articles of Incorporation dated February 23, 1998, July 21, 1998 and August 6, 1998 are incorporated herein by reference to Exhibit (a)2. to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

(b) Registrant's By-Laws (Revised November 18, 1999) are filed herewith as Exhibit (b) to this Post-Effective Amendment No. 15 to this form N-1A Registration Statement.

(c) A specimen of Registrant's stock certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

(d)   1.    Registrant's Investment Advisory Agreement is incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

      2. Registrant's Investment Advisory Agreement on behalf of the Money Market Fund is incorporated herein by reference to Exhibit (d)2. to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

(e) Registrant's Underwriting Agreement is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

(f)   Not Applicable.

(g)   1.    Registrant's Custodian Agreement is incorporated herein by reference to Exhibit 8a to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

      2. Registrant's Sub-Custodian Agreement is incorporated herein by reference to Exhibit 8b to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

(h)   Not Applicable.


(i) Consent and Opinion of Registrant's counsel, Greer, Herz & Adams, L.L.P., will be filed by amendment.

(j) Consent of Tait, Weller and Baker, independent accountant of Registrant will be filed by amendment.


(k)   Not Applicable.

(l) Stock Purchase Letters from Securities Management and Research, Inc. and American National Insurance Company are incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

(m) Registrant's Distribution and Shareholder Servicing Plan is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.

(n) Financial Data Schedules incorporated by reference as filed with form N-SAR-B on 10/28/99.

(o) Registrant's Multiple Class Plan is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 13 to this form N-1A Registration Statement.


(p) List of persons controlled by or under common control with Registrant will be filed by amendment.


(q) Power of Attorney is incorporated herein by reference to Exhibit 17 to Post-Effective Amendment No. 10 to this form N-1A Registration Statement.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      All persons under common control with Registrant are shown on the list attached hereto as Exhibit (p).

ITEM 25.    INDEMNIFICATION.

      The Registrant has agreed to indemnify its directors to the maximum extent permitted by applicable law against all costs and expenses (including, but not limited to, counsel fees, amounts of judgments paid, and amounts paid in settlement) reasonably incurred in connection with the defense of any actual or threatened claim, action, suit or proceeding, whether civil, criminal, administrative, or other, in which he or she may be involved by virtue of such person being or having been such director. Such indemnification is pursuant to
Section 3.15 of the Registrant's By-Laws, a copy of which is attached as Exhibit 2 to Post-Effective Amendment No. 7 to this Form N-1A Registration Statement.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
      Securities Management and Research, Inc. ("SM&R") serves as investment adviser to Registrant and SM&R Balanced Fund, Inc., SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. (collectively, the "SM&R Equity Funds") and American
National Investment Accounts, Inc. ("Investment Accounts").   See "The Funds and
Management" in Part A and "MANAGEMENT OF THE COMPANY" and "INVESTMENT ADVISORY AGREEMENT" in Part B. The address of SM&R is 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

DIRECTORS AND OFFICERS OF SM&R




R. EUGENE LUCAS
DIRECTOR AND MEMBER OF EXECUTIVE COMMITTEE OF SM&R
--------------------------------------------------

      Director of American National, One Moody Plaza, Galveston, Texas; President and Director of Gal-Tex Hotel Corporation, 504 Moody National Bank Tower, Galveston, Texas, Gal-Tenn Hotel Corporation, 504 Moody National Bank Tower, Galveston, Texas; Director of ANREM Corporation, One Moody Plaza, Galveston, Texas.

MICHAEL W. MCCROSKEY
DIRECTOR, PRESIDENT, CHIEF EXECUTIVE OFFICER
AND MEMBER OF THE EXECUTIVE COMMITTEE SM&R
--------------------------------------------

      President and Director of the Registrant; President and Director of Investment Accounts; President and Director of the SM&R Equity Funds; Director, Comprehensive Investment Services, Inc., all located at 2450 South Shore Boulevard, Suite 400, League City, Texas; Executive Vice President, American National; Director and President, ANREM Corporation; Director and President, ANTAC Corporation; Assistant Secretary of American National Life Insurance Company of Texas;

all located at One Moody Plaza, Galveston, Texas; Vice President, American National Property and Casualty; Vice President, American National General Insurance Company; Vice President, Pacific Property and Casualty, Inc., all located at 1949 East Sunshine, Springfield, Missouri. Vice President of Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Vice President of Garden State Life Insurance Company, 2450 South Shore Blvd., League City, Texas.

G. RICHARD FERDINANDTSEN
DIRECTOR AND MEMBER OF EXECUTIVE COMMITTEE OF SM&R
--------------------------------------------------

      Director, Senior Executive Vice President and Chief Operating Officer, American National; Director, Chairman of the Board, President and Chief Executive Officer, American National Life Insurance Company of Texas, all located at One Moody Plaza, Galveston, Texas; Director, Comprehensive Investment Services, 2450 South Shore Boulevard, Suite 400, League City, Texas; Director, Vice Chairman of the Board, American National General Insurance Company; Director, Vice Chairman of the Board, American National Property and Casualty; Director and Vice Chairman of the Board, Pacific Property & Casualty Company; Underwriter, American National Lloyds Insurance Company, all located at 1949 East Sunshine, Springfield, Missouri. Director and Chairman of the Board, Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Director, Garden State Life Insurance Company, 2450 South Shore Boulevard, League City, Texas.

RONALD J. WELCH
DIRECTOR OF SM&R
----------------

      Executive Vice President and Chief Actuary of American National; Senior Vice President of American National Life Insurance Company of Texas, all located at One Moody Plaza, Galveston, Texas; Director and Chairman of the Board of Garden State Life Insurance Company, 2450 South Shore Boulevard, League City, Texas; Director of Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Director of American National Property and Casualty Company; Director of American National General Insurance Company; Director of American National Insurance Service Company; Director of Pacific Property and Casualty Company, all located at 1949 East Sunshine Street, Springfield, Missouri.

GORDON DIXON
DIRECTOR, SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER AND
MEMBER OF INVESTMENT AND EXECUTIVE COMMITTEES  OF SM&R
-------------------------------------------------------------


      Vice President of the Registrant and Portfolio Manager of its SM&R Government Bond Fund and SM&R Tax Free Fund; Vice President of Investment Accounts, Portfolio Manager of its American National Government Bond and High Yield Bond Portfolios, Co-Manager of its Growth, Equity Income & Balanced Portfolios; Co-Manager of the SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund; Director and President, Comprehensive Investment Services. Each of the foregoing entities is located at 2450 South Shore Boulevard, Suite 400, League City, Texas. Vice President of Stocks for American National, One Moody Plaza, Galveston, Texas; Vice President of Investments for Garden State Life Insurance Company, 2450 South Shore Boulevard, League

City, Texas; Former Director of Equity Strategy Research and Trading for C&S/Sovran Bank (now NationsBank) Atlanta, Georgia.



DAVID A. BEHRENS
      Director of SM&R, 2450 South Shore Boulevard, League City, Texas; Executive Vice President, Independent Marketing, American National Insurance Company, One Moody Plaza, Galveston, Texas; Allstate Financial Distributors, Inc., Lincoln, NE.


K. DAVID WHEELER
SENIOR VICE PRESIDENT, INSTITUTIONAL SALES AND PRIVATE CLIENT
SERVICES OF SM&R
-------------------------------------------------------------

      2450 South Shore Boulevard, Suite 400, League City, Texas; Senior Institutional Consultants, Bank South, Atlanta, Georgia.

EMERSON V. UNGER, C.L.U.
VICE PRESIDENT OF SM&R
------------------------

      Vice President of the Registrant, the SM&R Equity Funds and Investment Accounts, each located at 2450 South Shore Boulevard, Suite 400, League City, Texas.

BRENDA T. KOELEMAY
VICE PRESIDENT AND TREASURER OF SM&R
------------------------------------

      Vice President and Treasurer of the Registrant, the SM&R Equity Funds, and Investment Accounts, each located at One Moody Plaza, Galveston, Texas; Treasurer, Comprehensive Investment Services, also located at 2450 South Shore Boulevard, Suite 400, League City, Texas.

TERESA E. AXELSON
VICE PRESIDENT AND SECRETARY OF SM&R
------------------------------------

      Vice President and Secretary of the Registrant, the SM&R Equity Funds, and Investment Accounts, each located at 2450 South Shore Boulevard, Suite 400, League City, Texas.

ITEM 27.    PRINCIPAL UNDERWRITERS.

      (a) SM&R serves as the principal underwriter and investment adviser for the Registrant, the other SM&R Equity Funds, and Investment Accounts. See "The Funds and Management" in Part A.

      (b)


--------------------------------------------------------------------------------
     NAME AND PRINCIPAL      POSITIONS AND OFFICES      POSITIONS AND OFFICES
      BUSINESS ADDRESS         WITH UNDERWRITER            WITH REGISTRANT
--------------------------------------------------------------------------------
 R. Eugene Lucas                     Director                    None
 Moody National Bank Tower
 Galveston, Texas
--------------------------------------------------------------------------------
 Michael W. McCroskey        Director and President,    President and Director
 South Shore Boulevard       Chief Executive Officer
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------
 G. Richard Ferdinandtsen            Director                    None
 One Moody Plaza
 Galveston, Texas
--------------------------------------------------------------------------------
 Ronald J. Welch                     Director                    None
 One Moody Plaza
 Galveston, Texas
--------------------------------------------------------------------------------
 Gordon D. Dixon              Director, Senior Vice              None
 South Shore Boulevard           President, Chief
 Suite 400                      Investment Officer
 League City, Texas
--------------------------------------------------------------------------------
 David A. Behrens                    Director                    None
 One Moody Plaza
 Galveston, Texas
--------------------------------------------------------------------------------
 K. David Wheeler             Senior Vice President              None
 South Shore Boulevard       Institutional Sales and
 Suite 400                   Private Client Services
 League City, Texas
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Emerson V. Unger, C.L.U.         Vice President            Vice President
 South Shore Boulevard
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------
 Brenda T. Koelemay             Vice President and        Vice President and
 South Shore Boulevard              Treasurer                 Treasurer
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------
 Teresa E. Axelson              Vice President and        Vice President and
 South Shore Boulevard              Secretary                 Secretary
 Suite 400
 League City, Texas
--------------------------------------------------------------------------------

      (c)   Not Applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

      All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the office of SM&R at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

ITEM 29.    MANAGEMENT SERVICES.

      There are no management-related service contracts to which the Registrant is a party not discussed under Part A or Part B of this Registration Statement.

ITEM 30.    UNDERTAKINGS.

      TEXAS OPTIONAL RETIREMENT PROGRAM. The Government Income Fund and the Primary Fund offer shares as investments for custodial accounts that meet the requirements of Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), in connection with the Texas Optional Retirement Program (the "Program"). Under the Program, a custodial account for each participating employee ("Participant") is established in the name of SM&R. The Program, as interpreted by the Texas Attorney General, imposes certain restrictions on early withdrawals from custodial accounts. Section 22(e) prohibits a registered investment company from suspending a shareholder's right of redemption or postponing payment on redemption of any redeemable security for more than seven days after tender of the security.

      The Staff of the Securities and Exchange Commission took a no-action position under Section 22(e) of the 1940 Act permitting the Government Income Fund and the Primary Fund to offer shares in connection with the Program as contemplated above (See SM&R Capital Funds, pub. avail. Sept. 17, 1992 (the "No-Action Letter")). The Staff took its position based on the Registrant's representation that the Funds and SM&R would comply with conditions set forth in the No-Action Letter. In this regard, each Fund and SM&R has complied with the following provisions of the No-Action Letter:

      (a) Appropriate disclosure regarding the restrictions on redemption imposed by the Program is included in this Registration Statement on Form N-1A and the applicable Prospectuses included in this Registration Statement.

      (b) Appropriate disclosure regarding the restrictions on redemption imposed by the Program is included in any sales literature used in connection with the offer of the relevant Fund shares to Participants in connection with the Program.

      (c) The Fund and SM&R instruct salespeople who solicit Participants to purchase Fund shares specifically to bring the restrictions on redemption imposed by the Program to the attention of the potential Participants.

      (d) The Fund and SM&R obtain from each Participant who purchases Fund shares in connection with the Program, prior to or at the time of purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                     SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SM&R INVESTMENTS, INC., certifies that it meets all of the requirements for effectiveness of this POST-EFFECTIVE AMENDMENT NO. 16 to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused it to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of League City and State of Texas, on the 2nd day of June 2000.


                         SM&R INVESTMENTS, INC.

                         By: /s/ Michael W. McCroskey
                            ------------------------------------------
                         Michael W. McCroskey, President


      Pursuant to the requirements of the Securities Act of 1933, this POST-EFFECTIVE AMENDMENT NO. 16 has been signed below by the following persons in the capacities and on the dates indicated:


PRINCIPAL EXECUTIVE AND                      PRINCIPAL ACCOUNTING OFFICER:
FINANCIAL OFFICER:


/s/ Michael W. McCroskey                     /s/ Brenda T. Koelemay
-----------------------------------          -----------------------------------
Michael W. McCroskey, President              Brenda T. Koelemay, Treasurer
Date:  June 2, 2000                          Date: June 2, 2000
       ----------------------------                -----------------------------


DIRECTORS


 /s/ Ernest S. Barratt, Ph.D.                Date: June 2, 2000
-----------------------------------                -----------------------------
 *Ernest S. Barratt, Ph.D.
 By: Michael W. McCroskey

 /s/ Allan W. Matthews                       Date: June 2, 2000
-----------------------------------                -----------------------------
 *Allan W. Matthews
 By: Michael W. McCroskey

 /s/ Lea McLeod Matthews                     Date: June 2, 2000
-----------------------------------                -----------------------------
 *Lea McLeod Matthews
 By: Michael W. McCroskey

 /s/ Michael W. McCroskey                    Date: June 2, 2000
-----------------------------------                -----------------------------
 Michael W. McCroskey

 /s/ Ann McLeod Moody                        Date: June 2, 2000
-----------------------------------                -----------------------------
 *Ann McLeod Moody
 By: Michael W. McCroskey

 /s/ Edwin K. Nolan                          Date: June 2, 2000
-----------------------------------                -----------------------------
 *Edwin K. Nolan
 By: Michael W. McCroskey

 /s/ Robert V. Shattuck, Jr.                 Date: June 2, 2000
-----------------------------------                -----------------------------
 *Robert V. Shattuck, Jr.
 By: Michael W. McCroskey
 /s/ Jamie G. Williams                       Date: June 2, 2000
-----------------------------------                -----------------------------
 *Jamie G. Williams
 By: Michael W. McCroskey

 /s/ Frank P. Williamson                     Date: June 2, 2000
-----------------------------------                -----------------------------
 *Frank P. Williamson
 By: Michael W. McCroskey


* PURSUANT TO A POWER OF ATTORNEY EXECUTED BY THE BOARD OF DIRECTORS DATED DECEMBER 4, 1997. ATTACHED AS EXHIBIT 99.B17 TO POST-EFFECTIVE AMENDMENT NO. 10.

                                    EXHIBIT INDEX


None being filed


                                        C-11